Item 1.  Report to Shareholders

DECEMBER 31, 2004

EQUITY MARKET INDEX FUNDS

Annual Report

T. Rowe Price

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The views and opinions in this report were current as of December 31, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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T. Rowe Price Equity Market Index Funds
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Fellow Shareholders

U.S. stocks rose moderately in the second half of 2004, capping a second consecutive year of gains. Equities declined through mid-August as economic growth moderated amid rising short-term interest rates, surging energy costs, and a heated presidential campaign. Stock prices rose as oil prices backed away from their late-October peak of $55 per barrel, and gains accelerated following the reelection of President Bush. High-profile corporate deals and mergers late in the year were also supportive. By year-end, several major indexes were at or near their highest levels of the year.

Market Environment

The economy continued to expand in the second half of 2004, overcoming a mid-year period of softness that was largely attributable to heightened consumer and business caution amid rising oil prices and a tight presidential election race. Both of these concerns eased in the fourth quarter, as the price of oil fell sharply from its recent high and investors welcomed the uncontested presidential election result. The Federal Reserve continued to unwind its highly accommodative monetary policy in the last six months, though this was not to the detriment of the equity market. Beginning on June 30, the central bank raised the federal funds target rate gradually from 1.00% to 2.25% in five quarter-point increments.

Small-cap shares outperformed their larger counterparts in the second half of 2004 and for the full year: the Russell 2000 Index returned 10.83% and 18.33%, respectively, versus 7.19% and 10.88% for the S&P 500 Index. As measured by various Russell indexes, growth stocks lagged value across all market capitalizations in both periods.

The market for initial public offerings (IPOs) picked up dramatically in 2004, as investors seemed willing to embrace more investment risk than in recent years. According to Thomson Financial, 249 companies went public in 2004 versus 85 in 2003, as reported by The Wall Street Journal. However, as measured by the Dow Jones Wilshire 5000 Composite Index (Wilshire 5000), the universe of publicly traded companies based in the U.S. continued to shrink: there were 4,971 companies in the index at the end of 2004 versus 5,033 six months ago and 5,213 at the end of 2003. Heightened merger activity is one of the primary reasons. Also, some very small companies have been delisting from the major exchanges or taking themselves private, possibly due to the rising costs of complying with securities laws and regulations that were implemented following the corporate scandals of recent years.

Sector Performance

As measured by the Wilshire 5000, every major sector in the U.S. stock market produced positive returns in both the second half of 2004 and the entire year. Since mid-year, utilities, energy, and telecommunication services were among the strongest sectors. The materials and consumer discretionary sectors also performed well, but health care and information technology shares lagged due to weakness among pharmaceuticals and semiconductors, respectively. Consumer staples stocks were also sluggish. For the entire year, energy stocks far surpassed other sectors, but utility, telecommunication services, industrials and business services, and materials companies also performed well. Health care and information technology stocks generated only slight gains.

Wilshire 5000 Returns by Sector
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Periods Ended 12/31/04                            6 Months            12 Months
--------------------------------------------------------------------------------

Consumer Discretionary                               12.55%               15.00%

Consumer Staples                                      2.31                 9.29

Energy                                               16.73                33.46

Financials                                           10.58                14.01

Health Care                                           0.62                 4.77

Industrials and Business Services                    10.58                18.69

Information Technology                                3.01                 2.33

Materials                                            15.01                18.69

Telecommunication Services                           15.12                19.12

Utilities                                            18.64                23.54


Equity Index 500 Fund

Your fund returned 7.03% in the second half of 2004 and 10.51% for the entire year. As shown in the table, the fund closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. The fund usually lags slightly due to annual operating and management expenses.

Performance Comparison
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Periods Ended 12/31/04                            6 Months            12 Months
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Equity Index 500 Fund                                 7.03%               10.51%

S&P 500 Stock Index                                   7.19                10.88

The financials sector (20.6% of equities as of December 31, 2004) contributed the most to fund performance in the last six months. Most underlying industries produced gains, led by commercial banks such as Bank of America, Wachovia, and Wells Fargo. Companies tied to the capital markets also had a favorable year, led by Merrill Lynch. Other financial industries were less robust. Insurance stocks lagged, pressured by New York Attorney General Eliot Spitzer's allegations of bid-rigging against insurance broker Marsh & McLennan--one of our largest performance detractors--and by the broadening of his investigation into insurance industry practices. (Please see the fund's portfolio of investments for a complete listing of fund holdings and the amount each represents in the portfolio.)

Consumer discretionary shares (11.9% of equities) also performed well. Stocks of hotels, restaurants, and companies associated with leisure activities paced the sector's advance, especially McDonald's, Starbucks, and cruise ship operator Carnival. Specialty retailers also rose, led by home improvement specialists Home Depot and Lowe's. Stocks of several media companies struggled, though industry titans Comcast, Time Warner, and Disney contributed substantially to fund performance. Automobile companies lagged.

Industrials and business services (11.8% of equities) generally produced positive returns, though index heavyweight GE, which was the fund's second-largest contributor to our results, represented a substantial portion of the sector's gains. Machinery stocks, led by Caterpillar, plowed ahead as the economy continued its expansion. Other industries also moved forward, including air freight and railroads, though the commercial services and supply industry was the sector's caboose.

Portfolio Characteristics
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                                                                        Extended
                                       Equity     Total Equity            Equity
As of 12/31/04                      Index 500     Market Index      Market Index
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Market Cap (Investment-
Weighted Median)                $55.7 billion    $27.4 billion      $2.3 billion

Earnings Growth Rate
Estimated Next 5 Years *                11.5%            11.8%             14.0%

P/E Ratio (Based on Next
12 Months' Estimated Earnings) *        17.8X            17.9X             19.0X

* Source data: IBES. Forecasts are in no way indicative of future investment returns.

Energy stocks (7.1% of equities) were fueled by the highest U.S. oil prices in 21 years. Nearly every energy stock in the fund and the index produced gains in the last six months, though much of the sector's contribution to our results stems from the favorable performance of ExxonMobil. Telecommunication services shares (3.3% of equities) also connected with investors, as industry fundamentals showed signs of stabilization and improvement, with Verizon Communications, Sprint, and SBC Communications among our top contributors. In addition, utilities (2.9% of equities) gained as investors sought higher-yielding securities in an environment of low interest rates.

Information technology stocks (16.1% of equities) were disappointing in the second half of 2004, though a robust rebound in the fourth quarter offset third-quarter losses. Technology shares lagged as strength in makers of computers and peripherals, especially IBM, Dell, and Apple Computer, was offset by weakness in semiconductor and, to a lesser extent, communications equipment companies. In fact, chip giant Intel and networking behemoth Cisco Systems, bellwethers of each industry, were two of our worst contributors to performance.

The health care sector (12.7% of equities) detracted from fund performance the most in the last six months. Although a few health care providers and service companies performed very well, such as UnitedHealth Group and WellPoint, pharmaceutical stocks Pfizer and Merck fell sharply amid concerns about heightened cardiovascular risks and other undesirable side effects from various drugs following Merck's worldwide withdrawal of its Vioxx arthritis medicine.

There were 20 changes to the composition of the S&P 500 in 2004, 10 of which occurred in the last six months. Companies that joined the index included Compass Bancshares, CIT Group, and Archstone-Smith Trust in the financials sector; health care companies Laboratory Corporation of America and Fisher Scientific; and News Corp. and Coach in the consumer discretionary sector. Notable departures from the index include PeopleSoft, which was acquired by software giant Oracle after a protracted fight; WellPoint, which merged with Anthem; and AT&T Wireless, which was bought by Cingular Wireless, jointly owned by SBC Communications and BellSouth. (Please see the table on page 10 for a list of all index additions and deletions in 2004.)

Total Equity Market Index Fund

Your fund returned 8.20% in the second half of 2004 and 12.22% for the full year. The fund closely tracked the performance of the Dow Jones Wilshire 5000 Composite Index (formerly the Wilshire

Performance Comparison
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Periods Ended 12/31/04                            6 Months            12 Months
--------------------------------------------------------------------------------

Total Equity Market Index Fund                        8.20%               12.22%

Dow Jones Wilshire 5000
Composite Index *                                     8.37                12.62

*    Dow Jones Wilshire 5000 returns through 12/31/04, calculated as of 1/10/05.

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5000 Total Market Index) in both periods, as shown in the table on page 4, but slightly lagged due to annual operating and management expenses.

Because the Wilshire 5000 includes about 5,000 publicly traded companies, it is impractical for us to buy shares of each. Instead, we use sampling strategies in an attempt to match the performance of the index. We manage the portfolio so that its characteristics--including sector allocations and price/earnings ratios--closely resemble those of the index. At the end of December, the fund owned stocks of nearly 2,000 companies.

Sector Diversification
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Percent of                                                              Extended
Equities                              Equity      Total Equity            Equity
As of 12/31/04                     Index 500      Market Index      Market Index
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Consumer Discretionary                 11.9%             13.8%             18.8%

Consumer Staples                       10.5               9.2               4.7

Energy                                  7.1               6.7               5.5

Financials                             20.6              21.7              25.2

Health Care                            12.7              12.5              11.5

Industrials and Business Services      11.8              10.9              10.0

Information Technology                 16.1              16.0              15.3

Materials                               3.1               3.4               4.5

Telecommunication Services              3.3               2.8               1.6

Trusts                                  0.0               0.0               0.0

Utilities                               2.9               3.0               2.9

Other and Reserves                      0.0               0.0               0.0

Note: The numbers in this table may not match the sector percentages in each fund's portfolio of investments, which are calculated as a percentage of net assets.

In general, what was true about the performance of the 500 Fund in the last six months was also true for this fund: financials, consumer discretionary, and industrials and business services companies were among the fund's top contributors to performance, while the information technology and health care sectors lagged. The Wilshire 5000, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents about 76% of the Wilshire 5000's total market value. The largest components of the Wilshire index--as with the S&P 500--have the greatest influence on performance. In addition, the percentage weightings of the major sectors are somewhat similar, as shown in the Sector Diversification table above.

Extended Equity Market Index Fund

Your fund returned 11.74% in the second half of 2004 and 18.38% for the entire year. The fund closely tracked the performance of the Dow Jones Wilshire 4500 Completion Index (formerly the Wilshire 4500 Completion Index) in both periods but lagged slightly due to annual operating and management expenses.

Performance Comparison
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Periods Ended 12/31/04                              6 Months           12 Months
--------------------------------------------------------------------------------

Extended Equity Market Index Fund                     11.74%              18.38%

Dow Jones Wilshire 4500 Completion Index *            12.04               18.57

* Dow Jones Wilshire 4500 returns through 12/31/04, calculated as of 1/10/05.

The index includes nearly 4,500 small- and mid-cap companies, so it is impractical for us to buy shares of each. Instead, we use sampling strategies (just as we do with the Total Equity Market Index Fund) in an attempt to match the performance of the index. At the end of December, the fund held more than 2,400 stocks.

The financials sector (25.2% of equities as of December 31, 2004) contributed the most to fund performance in the last six months. Real estate investment trusts (REITs) paced the sector's advance, as the real estate market remained healthy and investors sought the attractive yields offered by REITs in an environment of low interest rates. Commercial banks also performed well, while other financial industries were less robust.

The consumer discretionary sector (18.8% of equities) produced strong gains in the second half of 2004. Media companies Liberty Media, Sirius Satellite Radio, and Cox Radio were some of our largest individual contributors to fund performance. Stocks of hotels, restaurants, and companies associated with leisure activities also fared well, led by MGM Mirage. Automobile companies, as with their larger peers, lagged other industries in the sector. Internet and catalog retailers were dragged lower by weakness in Amazon.com, one of the fund's largest detractors. (Please see the fund's portfolio of investments for a complete listing of fund holdings and the amount each represents in the portfolio.)

Stocks in the industrials and business services sector (10.0% of equities) generally performed well in the last six months. Most underlying industries contributed to our results, but machinery and road and rail stocks were two of the stronger areas. Airline stocks struggled, however, amid high jet fuel costs, weak fundamentals throughout much of the industry, and poor investor sentiment toward the entire group.

Information technology shares (15.3% of equities) were lackluster in the last six months, as gains in the fourth quarter offset losses in the third.

Most of the sector's contribution to fund performance was attributable to the powerful returns generated by Google, which had one of the largest IPOs in 2004, in the Internet and software services industry. Other industries produced modest gains, but semiconductor stocks struggled along with their larger brethren.

Health care stocks (11.5% of equities) rose modestly in the last six months. Health care providers and service companies contributed the most, led by UnitedHealth Group, PacifiCare Health Systems, and WellChoice. Pharmaceutical stocks trailed other industries as sentiment toward the group was tainted by the woes of several large-cap drug makers.

Year-End Distributions

On December 13, 2004, the Equity Market Index Funds' Board of Directors declared fourth-quarter dividends:

o $0.22 per share for the Equity Index 500 Fund,

o $0.16 per share for the Total Equity Market Index Fund, and

o $0.09 per share for the Extended Equity Market Index Fund.

There were no year-end capital gain distributions. The dividends were paid on December 15 to shareholders of record on December 13. You should have received your check or statement reflecting the dividends, as well as IRS Form 1099-DIV summarizing this information for 2004 tax purposes.

Outlook

U.S. stocks have risen for two consecutive years, which has not occurred since 1998-1999. Favorable fundamentals driving the market--including solid corporate earnings growth, relatively low inflation and interest rates, and a pickup in merger activity--suggest that stocks could continue to rise in 2005. However, returns are likely to be more moderate than in the last two years. Although the Federal Reserve is determined to continue raising short-term interest rates at a "measured" pace, any acceleration of inflation or economic growth could trigger a more aggressive response from the central bank. In addition, concerns about the weakening U.S. dollar or the burgeoning trade and federal budget deficits could add upward pressure to interest rates, which would not be welcomed by equity investors.

In any event, we do not worry about how the market or various equity sectors may perform as the tug of war between bullish and bearish forces plays itself out. Our task is to track the broad equity market indexes with the assets you have entrusted to us, and we appreciate your confidence in our investment management abilities.

Respectfully submitted,

E. Frederick Bair
Chairman of the funds' Investment Advisory Committee

January 14, 2005

The committee chairman has day-to-day responsibility for managing the portfolios and works with committee members in developing and executing each fund's investment program.


New Weighting Methodology for S&P Indexes
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Beginning in 2005, Standard & Poor's will change its methodology for weighting stocks in some of its domestic equity indexes, including the S&P 500 Stock Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index. At present, S&P weights stocks in each index based on their market capitalization, which is calculated by multiplying the stock's price by the number of shares outstanding. Under the new "float-weighting" methodology, the weights will be determined based on the value of shares that are available for trading. According to S&P, this would exclude shares that are "closely held by other publicly traded companies, control groups or government agencies."

Standard & Poor's has adopted the following timetable to smooth the transition to the new weighting methodology:

o From January 1, 2005, through March 18, 2005, S&P will continue to calculate index weightings using the full market capitalization of each stock.

o From March 19, 2005, through September 16, 2005, S&P index weighting calculations will reflect a partial implementation of the free-float methodology to reduce the disruptions that might otherwise occur to the index without a transition period.

o After September 16, 2005, S&P will calculate index weightings using a full free-float adjustment.

T. Rowe Price will continue to benchmark the Equity Index 500 Fund against the official S&P 500 Index benchmark. We will gradually shift to the full free-float methodology in tandem with the index.

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Risks of Investing

As with all stock mutual funds, the funds' share prices can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Glossary

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Stock Index.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Russell 2000 Index: Tracks the stocks of 2000 small U.S. companies.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

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T. Rowe Price Equity Market Index Funds
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The Evolving S&P 500 Stock Index
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Changes in the index in 2004

Additions                                    Deletions
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Affiliated Computer Services                 American Greetings

Archstone-Smith Trust                        AT&T Wireless

Caremark RX                                  Bank One Corp.

CIT Group                                    Charter One Financial

Coach                                        Concord EFS

Compass Bancshares                           Crance

E*TRADE Financial                            Deluxe

Fisher Scientific                            FleetBoston Financial

Freescale Semiconductor                      John Hancock Financial Services

Gilead Sciences                              PeopleSoft

Hospira                                      Regions Financial Corporation

L-3 Communication                            South Trust

Laboratory Corporation of America            Sprint PCS

M&T Bank                                     Thomas & Betts

Mylan Laboratories                           Travelers Property Casualty

News Corp.                                   Tupperware

Regions Financial                            Union Planters

Sovereign Bancorp                            WellPoint Health Networks

Valero Energy                                Winn-Dixie

XTO Energy                                   Worthington Industries

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T. Rowe Price Equity Market Index Funds
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Portfolio Highlights
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Twenty-Five Largest Holdings

                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/04

Equity Index 500 Fund
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GE                                                                          3.3%

ExxonMobil                                                                  2.8

Microsoft                                                                   2.5

Citigroup                                                                   2.1

Wal-Mart                                                                    1.9
--------------------------------------------------------------------------------

Pfizer                                                                      1.7

Bank of America                                                             1.6

Johnson & Johnson                                                           1.6

American International Group                                                1.5

IBM                                                                         1.4
--------------------------------------------------------------------------------

Intel                                                                       1.3

Procter & Gamble                                                            1.2

J.P. Morgan Chase                                                           1.2

Cisco Systems                                                               1.1

Altria Group                                                                1.1
--------------------------------------------------------------------------------

Verizon Communications                                                      1.0

ChevronTexaco                                                               1.0

Wells Fargo                                                                 0.9

Dell                                                                        0.9

Coca-Cola                                                                   0.9
--------------------------------------------------------------------------------

UPS                                                                         0.8

Home Depot                                                                  0.8

Time Warner                                                                 0.8

PepsiCo                                                                     0.8

SBC Communications                                                          0.7
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Total                                                                      34.9%

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T. Rowe Price Equity Market Index Funds
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Portfolio Highlights
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Twenty-Five Largest Holdings

                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/04

Total Equity Market Index Fund
--------------------------------------------------------------------------------

GE                                                                          2.5%

ExxonMobil                                                                  2.2

Microsoft                                                                   1.9

Citigroup                                                                   1.6

Wal-Mart                                                                    1.5
--------------------------------------------------------------------------------

Pfizer                                                                      1.3

Bank of America                                                             1.3

Johnson & Johnson                                                           1.2

American International Group                                                1.1

IBM                                                                         1.1
--------------------------------------------------------------------------------

Intel                                                                       1.0

Procter & Gamble                                                            0.9

J.P. Morgan Chase                                                           0.9

Berkshire Hathaway                                                          0.9

Cisco Systems                                                               0.9
--------------------------------------------------------------------------------

Altria Group                                                                0.8

ChevronTexaco                                                               0.7

Verizon Communications                                                      0.7

Dell                                                                        0.7

Wells Fargo                                                                 0.7
--------------------------------------------------------------------------------

Coca-Cola                                                                   0.7

Home Depot                                                                  0.6

UPS                                                                         0.6

PepsiCo                                                                     0.6

Time Warner                                                                 0.6
--------------------------------------------------------------------------------

Total                                                                      27.0%

T. Rowe Price Equity Market Index Funds
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Portfolio Highlights
--------------------------------------------------------------------------------

Twenty-Five Largest Holdings

                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/04

Extended Equity Market Index Fund
--------------------------------------------------------------------------------

Berkshire Hathaway                                                          3.5%

Kraft Foods                                                                 1.6

Genentech                                                                   1.5

Google                                                                      1.4

Liberty Media                                                               0.9
--------------------------------------------------------------------------------

DIRECTV                                                                     0.6

IAC/InterActiveCorp                                                         0.5

Amazon.com                                                                  0.5

Las Vegas Sands                                                             0.4

Juniper Networks                                                            0.4
--------------------------------------------------------------------------------

Fox Entertainment Group                                                     0.4

Genworth Financial                                                          0.4

MGM Mirage                                                                  0.3

Royal Caribbean Cruises                                                     0.3

UnionBancal                                                                 0.3
--------------------------------------------------------------------------------

Vornado Realty Trust                                                        0.3

D. R. Horton                                                                0.3

Sirius Satellite Radio                                                      0.2

Enterprise Products Partners                                                0.2

Washington Post                                                             0.2
--------------------------------------------------------------------------------

XTO Energy                                                                  0.2

Kmart Corporation                                                           0.2

Lennar                                                                      0.2

Harman International                                                        0.2

Liberty Media International                                                 0.2
--------------------------------------------------------------------------------

Total                                                                      15.2%

T. Rowe Price Equity Market Index Funds
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Growth of $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Equity Index 500 Fund
--------------------------------------------------------------------------------

As of 12/31/04
Equity Index 500 Fund                                           $        30,401
S&P 500 Stock Index                                             $        31,258

                                              Equity Index              S&P 500
                                                  500 Fund          Stock Index

12/94                                      $        10,000      $        10,000

12/95                                               13,716               13,758

12/96                                               16,824               16,917

12/97                                               22,354               22,561

12/98                                               28,683               29,008

12/99                                               34,602               35,112

12/00                                               31,383               31,915

12/01                                               27,564               28,122

12/02                                               21,441               21,907

12/03                                               27,510               28,190

12/04                                               30,401               31,258

Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 12/31/04                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Equity Index 500 Fund                       10.51%         -2.56%         11.76%

S&P 500 Stock Index                         10.88          -2.30          12.07

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for 90 days or less. The performance information shown does not reflect the deduction of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

Growth of $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Total Equity Market Index Fund
--------------------------------------------------------------------------------

As of 12/31/04
Total Equity Market Index Fund                                  $        14,014
Dow Jones Wilshire 5000 Composite Index                         $        14,118

                                              Total Equity            Dow Jones
                                                    Market        Wilshire 5000
                                                Index Fund      Composite Index

1/30/98                                    $        10,000      $        10,000

12/98                                               12,320               12,276

12/99                                               15,184               15,169

12/00                                               13,615               13,516

12/01                                               12,090               12,033

12/02                                                9,531                9,523

12/03                                               12,488               12,536

12/04                                               14,014               14,118

Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                           Since
                                                                       Inception
Periods Ended 12/31/04                          1 Year     5 Years     (1/30/98)
--------------------------------------------------------------------------------

Total Equity Market Index Fund                  12.22%      -1.59%         5.00%

Dow Jones Wilshire 5000 Composite Index         12.62       -1.42          5.11

Dow Jones Wilshire 5000 returns through 12/31/04, calculated as of 1/10/05.

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for 90 days or less. The performance information shown does not reflect the deduction of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

Growth of $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Extended Equity Market Index Fund
--------------------------------------------------------------------------------

As of 12/31/04
Extended Equity Market Index Fund                               $        15,878
Dow Jones Wilshire 4500 Completion Index                        $        15,988

                                                  Extended            Dow Jones
                                             Equity Market        Wilshire 4500
                                                Index Fund     Completion Index

1/30/98                                    $        10,000      $        10,000

12/98                                               11,229               11,021

12/99                                               15,016               14,932

12/00                                               12,677               12,577

12/01                                               11,467               11,404

12/02                                                9,389                9,375

12/03                                               13,412               13,492

12/04                                               15,878               15,988

Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                          Since
                                                                      Inception
Periods Ended 12/31/04                     1 Year        5 Years      (1/30/98)
--------------------------------------------------------------------------------

Extended Equity Market Index Fund          18.38%          1.12%           6.91%

Dow Jones Wilshire 4500 Completion Index   18.57           1.38            7.02

Dow Jones Wilshire 4500 returns through 12/31/04, calculated as of 1/10/05.

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for 90 days or less. The performance information shown does not reflect the deduction of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

Fund Expense Example
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of each of the following tables ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of each table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying tables. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts, but not to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC(RT) Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the tables highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                Beginning           Ending         Expenses Paid
                            Account Value    Account Value        During Period*
                                   7/1/04         12/31/04    7/1/04 to 12/31/04
--------------------------------------------------------------------------------

Actual                             $1,000        $1,070.30                 $1.82

Hypothetical (assumes 5%
return before expenses)             1,000         1,023.38                  1.78

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.35%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by the days in the year (366) to reflect the half-year period.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

                                Beginning           Ending         Expenses Paid
                            Account Value    Account Value        During Period*
                                   7/1/04         12/31/04    7/1/04 to 12/31/04
--------------------------------------------------------------------------------

Actual                             $1,000        $1,082.00                 $2.09

Hypothetical (assumes 5%
return before expenses)             1,000         1,023.13                  2.03

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by the days in the year (366) to reflect the half-year period.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------

                                Beginning           Ending         Expenses Paid
                            Account Value    Account Value        During Period*
                                   7/1/04         12/31/04    7/1/04 to 12/31/04
--------------------------------------------------------------------------------

Actual                             $1,000        $1,117.40                 $2.13

Hypothetical (assumes 5%
return before expenses)             1,000         1,023.13                  2.03

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by the days in the year (366) to reflect the half-year period.

DECEMBER 31, 2004

TOTAL EQUITY MARKET INDEX FUND

Annual Report -- Financial Statements

T. ROWE PRICE

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                    Year
                                   Ended
                                12/31/04  12/31/03  12/31/02  12/31/01  12/31/00
NET ASSET VALUE

Beginning of period            $  11.55  $   8.91  $  11.44   $ 13.02   $ 14.77

Investment activities

  Net investment income (loss)     0.17      0.12      0.11      0.11      0.12

  Net realized and
  unrealized gain (loss)           1.24      2.64     (2.53)    (1.57)    (1.64)

  Total from
  investment activities            1.41      2.76     (2.42)    (1.46)    (1.52)

Distributions

  Net investment income           (0.16)    (0.12)    (0.11)    (0.11)    (0.11)

  Net realized gain                   --        --        --    (0.01)    (0.12)

  Total distributions             (0.16)    (0.12)    (0.11)    (0.12)    (0.23)

NET ASSET VALUE

End of period                  $  12.80  $  11.55  $   8.91   $ 11.44   $ 13.02
                               -------------------------------------------------

Ratios/Supplemental Data

Total return^                     12.22%    31.02%  (21.16)%  (11.20)%  (10.33)%

Ratio of total expenses to
average net assets                 0.40%     0.40%     0.40%     0.40%     0.40%

Ratio of net investment
income (loss) to average
net assets                         1.44%     1.28%     1.13%     0.98%     0.85%

Portfolio turnover rate             5.2%      2.3%      5.6%      8.6%      7.6%

Net assets, end of period
(in thousands)                 $ 356,015 $ 293,967 $ 167,680 $ 197,775 $ 206,058


^Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
                                                               December 31, 2004

Portfolio of Investments (1)                        Shares/$ Par           Value
--------------------------------------------------------------------------------

(Cost and value in $ 000s)

COMMON STOCKS   97.8%

CONSUMER DISCRETIONARY   13.5%

Auto Components   0.3%

American Axle & Manufacturing Holdings                     1,200              37

Arvinmeritor                                               1,900              42

Bandag (ss.)                                                 800              40

Borg-Warner                                                1,600              87

Cooper Tire                                                2,500              54

Dana                                                       4,000              69

Delphi (ss.)                                              14,314             129

Gentex (ss.)                                               1,800              67

Goodyear Tire & Rubber *(ss.)                              4,000              59

Johnson Controls                                           4,500             285

Lear                                                       1,600              98

Modine Manufacturing                                       1,700              57

Rockford Corporation *(ss.)                                2,100               4

Standard Motor Products (ss.)                              2,000              31

Tower Automotive *(ss.)                                    1,700               4

TRW Automotive *                                           2,300              48

Visteon (ss.)                                              4,286              42

                                                                           1,153

Automobiles   0.5%

Fleetwood *                                                2,500              34

Ford Motor                                                42,961             629

GM (ss.)                                                  13,052             523

Harley-Davidson                                            7,000             425

Thor Industries (ss.)                                      1,000              37

Winnebago (ss.)                                            1,800              70

                                                                           1,718

Distributors   0.1%

Genuine Parts                                              4,400             194

Handleman                                                  1,900              41

Noland (ss.)                                                 400              18

Hotels, Restaurants & Leisure   2.0%

Applebee's                                                 2,237              59

Bob Evans Farms                                            1,100              29

Brinker *                                                  2,150              75

Caesars Entertainment *                                    9,000             181

Carnival                                                  15,100             870

CEC Entertainment *                                        1,300              52

Cedar Fair (ss.)                                           1,300              43

Choice Hotels International                                1,700              99

Cracker Barrel                                             1,500              63

Darden Restaurants                                         4,300             119

Gaylord Entertainment *(ss.)                               1,500              62

GTECH                                                      3,000              78

Harrah's Entertainment                                     2,600             174

Hilton                                                     8,372             190

International Game Technology                              7,600             261

International Speedway, Class A                            1,200              63

Jack In The Box *                                          1,700              63

John Q Hammons Hotels *                                    3,500              71

Krispy Kreme *(ss.)                                        3,000              38

Landry's Seafood Restaurant                                1,100              32

Las Vegas Sands *                                          8,300             398

Lone Star Steakhouse & Saloon                              1,000              28

Mandalay Resort Group                                      1,600             113

Marriott, Class A                                          5,600             353

McDonald's                                                29,300             939

MGM Mirage *                                               3,800             276

MTR Gaming Group *                                         1,900              20

Multimedia Games *(ss.)                                    1,500              24

Outback Steakhouse                                         1,600              73

Panera Bread, Class A *(ss.)                               1,200              48

Papa John's International *(ss.)                           1,000              35

PF Chang's China Bistro *(ss.)                             1,100              62

Royal Caribbean Cruises (ss.)                              4,600             251

Ruby Tuesday                                               1,800              47

Ryan's Restaurant Group *                                  2,000              31

Six Flags *(ss.)                                           5,100              27

Speedway Motorsports                                       1,200              47

Starbucks *                                                9,600             599

Starwood Hotels & Resorts Worldwide                        5,200             304

Station Casinos                                            2,100             115

The Cheesecake Factory *(ss.)                              2,100              68

Triarc, Class B (ss.)                                      3,300              41

Vail Resorts *                                             1,000              22

Wendy's                                                    3,000             118

WMS Industries *(ss.)                                      1,500              50

Wynn Resorts *(ss.)                                        2,300             154

Yum! Brands                                                7,400             349

                                                                           7,214

Household Durables   1.0%

American Greetings, Class A                                1,500              38

Black & Decker                                             2,000             177

Blyth Industries                                           1,700              50

Brillian Corp *(ss.)                                         750               3

Cavco Industries *                                           770              35

Centex                                                     3,400             203

Champion Enterprises *(ss.)                                2,600              31

D. R. Horton                                               6,270             253

Ethan Allen Interiors (ss.)                                1,400              56

Fortune Brands                                             3,100             239

Furniture Brands International                             1,900              48

Harman International                                       1,900             241

Helen of Troy Limited *(ss.)                               1,500              50

Hovnanian Enterprises *(ss.)                               1,700              84

KB Home                                                    1,100             115

Kimball International                                      2,400              36

Knape & Vogt Manufacturing                                 1,600              21

La-Z-Boy (ss.)                                             1,200              18

Leggett & Platt                                            4,900             139

Lennar, Class A                                            3,500             198

Levitt, Class A                                            1,675              51

Maytag (ss.)                                               3,000              63

MDC Holdings                                               1,004              87

Meritage *(ss.)                                              600              68

Mohawk Industries *                                        1,531             140

Newell Rubbermaid                                          6,976             169

NVR *                                                        200             154

Pulte                                                      3,200             204

Russ Berrie (ss.)                                          1,000              23

Ryland Group                                               1,200              69

Skyline                                                      600              24

Snap-On                                                    1,600              55

Standard Pacific                                           1,000              64

Stanley Furniture                                            700              31

Stanley Works                                              2,000              98

Toll Brothers *(ss.)                                       1,900             130

Tupperware                                                 3,300              68

Whirlpool                                                  1,500             104

                                                                           3,637

Internet & Catalog Retail   0.7%

Amazon.com *                                               9,300             412

eBay *                                                    15,300           1,779

Insight Enterprises *                                      1,350              28

J. Jill Group *                                            1,400              21

Netflix *(ss.)                                             1,700              21

priceline.com *(ss.)                                         750              18

ValueVision International *(ss.)                           1,400              19

                                                                           2,298

Leisure Equipment & Products   0.3%

Action Performance Companies (ss.)                           400               4

Arctic Cat                                                 1,000              26

Brunswick                                                  2,000              99

Callaway Golf (ss.)                                        2,500              34

Eastman Kodak                                              6,900             222

Hasbro                                                     4,000              77

K2 *(ss.)                                                  2,834              45

Marvel Enterprises *(ss.)                                  3,500              72

Mattel                                                    10,700             209

Nautilus Group (ss.)                                       1,475              36

Oakley (ss.)                                               1,900              24

Polaris Industries (ss.)                                   1,200              82

SCP Pool                                                   2,305              74

The Boyds Collection *(ss.)                                8,100              36

                                                                           1,040

Media   4.4%

4Kids Entertainment *(ss.)                                 1,000              21

ADVO                                                       1,650              59

Arbitron *                                                   780              31

Belo Corporation, Class A                                  1,900              50

Cablevision Systems, Class A *                             5,700             142

Catalina Marketing                                         1,200              36

Charter Communications, Class A *(ss.)                    10,400              23

Citadel Broadcasting *                                     3,100              50

Clear Channel Communications                              13,701             459

Comcast, Class A *                                        52,494           1,747

Cox Radio, Class A *                                         900              15

Cumulus Media, Class A *(ss.)                              1,406              21

DIRECTV *                                                 31,750             532

Disney                                                    48,000           1,334

Dow Jones                                                  1,700              73

Dreamworks Animation SKG, Class A *                        2,500              94

EchoStar Communications, Class A                           5,100             170

Emmis Communications *                                     1,600              31

Entercom Communications *                                  1,200              43

Entravision Communications, Class A *                      4,000              33

Fox Entertainment Group, Class A *                         9,600             300

Gannett                                                    6,000             490

Gemstar TV Guide *                                        11,100              66

Getty Images *                                             1,400              96

Gray Television                                            2,200              34

Grey Global Group (ss.)                                       60              66

Harte-Hanks                                                1,900              49

Hearst-Argyle Television                                   1,900              50

Hollinger International (ss.)                              3,900              61

Insight Communications *                                   1,400              13

Interactive Data *(ss.)                                    3,100              67

Interpublic Group *                                       10,212             137

John Wiley & Sons                                          2,100              73

Journal Register *                                         2,000              39

Knight-Ridder                                              1,700             114

Lamar Advertising *                                        1,900              81

Lee Enterprises (ss.)                                      1,200              55

Liberty                                                      500              22

Liberty Media, Class A *                                  68,000             747

Liberty Media International, Series A *                    3,020             140

McClatchy                                                  1,200              86

McGraw-Hill                                                4,700             430

Media General, Class A                                       700              45

Mediacom Communications *(ss.)                             4,100              26

Meredith                                                   1,500              81

Metro Goldwyn Mayer *(ss.)                                 6,400              76

New York Times, Class A                                    3,700             151

News Corp, Class A *                                      36,000             672

News Corp, Class B *(ss.)                                 33,100             635

Omnicom                                                    4,200             354

Paxson Communications *                                    4,000               6

Pixar *(ss.)                                               1,100              94

Primedia *                                                13,700              52

ProQuest *(ss.)                                            1,300              39

R.H. Donnelley *                                           1,140              67

Radio One *                                                3,800              61

Reader's Digest                                            3,400              47

Regal Entertainment Group, Class A (ss.)                   3,700              77

Regent Communications *                                    3,000              16

Scholastic *                                               1,400              52

Scripps, Class A                                           3,800             183

Sirius Satellite Radio *(ss.)                             32,900             252

Spanish Broadcasting, Class A *(ss.)                       2,200              23

Time Warner *                                            103,320           2,009

TiVo *(ss.)                                                2,800              16

Tribune                                                    7,422             313

Unitedglobalcom, Class A *(ss.)                            4,500              43

Univision Communications, Class A *                        7,840             230

Valassis Communications *                                  1,200              42

Viacom, Class B                                           40,458           1,472

Washington Post, Class B                                     220             216

Westwood One *                                             2,600              70

XM Satellite Radio Holdings, Class A *(ss.)                4,800             181

                                                                          15,781

Multiline Retail   1.0%

99 Cents Only Stores *(ss.)                                1,600              26

Big Lots *                                                 3,700              45

Dillards, Class A                                          2,700              73

Dollar General (ss.)                                       7,450             155

Dollar Tree Stores *                                       2,500              72

Family Dollar Stores                                       4,400             137

Federated Department Stores                                4,000             231

J.C. Penney                                                5,800             240

Kmart Corporation *(ss.)                                   2,100             208

Kohl's *                                                   7,900             388

May Department Stores                                      6,350             187

Neiman Marcus, Class A                                     1,000              71

Nordstrom                                                  3,200             149

Saks                                                       2,975              43

Sears                                                      5,600             286

Shopko Stores *(ss.)                                       2,200              41

Target                                                    21,600           1,122

Tuesday Morning *(ss.)                                     1,500              46

                                                                           3,520

Specialty Retail   2.6%

Abercrombie & Fitch                                        2,116              99

Advance Auto Parts *                                       1,600              70

American Eagle Outfitters                                  1,650              78

Autonation *                                               6,700             129

AutoZone *                                                 2,100             192

Barnes & Noble *                                           1,800              58

bebe stores (ss.)                                          2,925              79

Bed Bath & Beyond *                                        7,100             283

Best Buy                                                   7,700             458

Blockbuster, Class A (ss.)                                 6,600              63

Borders Group                                              2,100              53

Burlington Coat Factory                                    1,300              30

CarMax *                                                   2,929              91

Charming Shoppes *                                         4,500              42

Chico's *                                                  2,500             114

Christopher & Banks (ss.)                                  1,700              31

Circuit City                                               5,700              89

Claire's Stores                                            2,800              59

Cost Plus *(ss.)                                             900              29

Deb Shops (ss.)                                              900              23

Electronics Boutique Holdings *                            1,000              43

Foot Locker                                                3,600              97

GameStop, Class B *                                          934              21

GAP                                                       21,250             449

Genesco *                                                  1,100              34

Group One Automotive *                                     1,000              31

Guitar Center *                                              800              42

Gymboree *                                                 1,000              13

Harvey Electronics *                                      13,700              27

Hibbett Sporting Goods *                                   1,575              42

Hollywood Entertainment *                                  1,900              25

Home Depot                                                52,550           2,246

Hot Topic *(ss.)                                           1,450              25

Linens 'n Things *                                         1,000              25

Lowes                                                     18,600           1,071

Men's Wearhouse *(ss.)                                     1,000              32

Michaels Stores                                            3,000              90

Movie Gallery (ss.)                                        1,800              34

O'Reilly Automotive *(ss.)                                 1,200              54

Office Depot *                                             8,200             142

OfficeMax                                                  2,022              63

Pacific Sunwear *                                          2,325              52

Pantry *(ss.)                                              1,400              42

Payless Shoesource *                                       1,506              19

Pep Boys (ss.)                                             1,700              29

Petco *                                                    1,300              51

PETsMART                                                   3,700             131

Pier 1 Imports                                             2,000              39

RadioShack                                                 3,700             122

Regis                                                      1,400              65

Rent-A-Center *                                            1,900              50

Ross Stores                                                3,400              98

Sherwin-Williams                                           3,800             170

Shoe Pavilion *(ss.)                                       8,100              25

Staples                                                   11,850             399

Talbots                                                    1,700              46

The Children's Place *(ss.)                                  800              30

The Limited                                               10,955             252

The Sports Authority *(ss.)                                1,392              36

Tiffany                                                    3,300             106

TJX Companies                                             11,600             292

Too *(ss.)                                                 1,657              41

Toys "R" Us *                                              4,900             100

Tweeter Home Entertainment Group *(ss.)                    3,600              25

Ultimate Electronics *(ss.)                                1,000               1

United Retail Group *                                      4,100              18

Urban Outfitters *                                         2,800             124

Weight Watchers *(ss.)                                     2,700             111

West Marine *(ss.)                                         1,300              32

Williams-Sonoma *                                          3,000             105

Zale *                                                     1,600              48

                                                                           9,335

Textiles, Apparel, & Luxury Goods   0.6%

Coach *                                                    4,900             276

Columbia Sportswear *(ss.)                                 1,100              66

Culp *                                                       600               4

Deckers Outdoor *(ss.)                                     1,300              61

Forward Industries *(ss.)                                  5,600              23

Fossil *                                                   1,600              41

Jones Apparel Group                                        3,500             128

K-Swiss, Class A                                           2,000              58

Kellwood                                                     800              28

Liz Claiborne                                              2,600             110

Marisa Christina *(ss.)                                    5,800               6

Movado Group                                               2,000              37

Nike, Class B                                              6,200             562

Polo Ralph Lauren                                          2,300              98

Quiksilver *                                               2,000              60

Reebok                                                     1,800              79

Rocky Shoes & Boots *(ss.)                                 1,300              39

Russell                                                    1,800              35

Superior Uniform Group                                       200               3

Tarrant Apparel *                                         14,100              34

Timberland, Class A *                                      1,100              69

Unifi *(ss.)                                               3,000              12

V. F.                                                      2,400             133

                                                                           1,962

Total Consumer Discretionary                                              47,911


CONSUMER STAPLES   9.0%

Beverages   1.7%

Anheuser-Busch                                            19,200             974

Brown-Forman, Class B                                      2,900             141

Coca-Cola                                                 56,900           2,369

Coca-Cola Enterprises                                     10,900             227

Constellation Brands, Class A *                            2,300             107

Coors, Class B (ss.)                                         800              61

Pepsi Bottling Group                                       6,100             165

PepsiAmericas                                              4,000              85

PepsiCo                                                   39,870           2,081

Todhunter International *                                  1,400              18

                                                                           6,228

Food & Staples Retailing   2.6%

Albertsons (ss.)                                           9,090             217

BJ's Wholesale Club *                                      2,400              70

Costco Wholesale                                          10,600             513

CVS                                                        9,100             410

Great Atlantic & Pacific Tea *(ss.)                        3,300              34

Kroger *                                                  17,000             298

Longs Drug Stores (ss.)                                    1,200              33

Marsh Supermarkets (ss.)                                   1,700              21

Performance Food Group *                                   2,100              57

Rite Aid *                                                16,600              61

Ruddick                                                    1,700              37

Safeway *                                                  9,600             190

Supervalu                                                  2,700              93

Sysco                                                     14,500             553

Topps                                                      2,400              23

United Natural Foods *                                     2,200              68

Wal-Mart                                                  99,900           5,277

Walgreen                                                  24,100             925

Weis Markets                                               1,000              39

Whole Foods Market                                         1,700             162

Winn-Dixie (ss.)                                           9,300              42

                                                                           9,123

Food Products   1.8%

Alico *(ss.)                                               1,000              59

American Italian Pasta, Class A (ss.)                      1,900              44

Archer-Daniels-Midland                                    15,872             354

Bunge Limited                                              1,000              57

Campbell Soup                                             10,500             314

ConAgra                                                   12,308             362

Corn Products International                                1,400              75

Dean Foods *                                               3,379             111

Del Monte Foods *                                          4,911              54

Delta & Pine Land                                          1,400              38

Flowers Foods                                              1,985              63

Fresh Del Monte Produce (ss.)                              2,300              68

Galaxy Nutritional Foods *                                 1,800               3

General Mills                                              9,000             447

Hain Celestial Group *                                     2,100              43

Heinz                                                      8,300             324

Hershey Foods                                              6,400             355

Hormel Foods                                               3,900             122

Interstate Bakeries (ss.)                                  1,800              12

J.M. Smucker                                               1,316              62

Kellogg                                                    9,500             424

Kraft Foods, Class A                                      39,700           1,414

Lancaster Colony                                           1,200              51

Lance                                                      2,300              44

McCormick                                                  3,600             139

Pilgrim's Pride                                            2,200              68

Sara Lee                                                  19,600             473

Smithfield Foods *                                         2,400              71

Tasty Baking (ss.)                                         1,700              14

Tootsie Roll Industries                                    1,895              66

Tyson Foods, Class A                                       8,154             150

Wrigley                                                    5,300             367

                                                                           6,248

Household Products   1.4%

Clorox                                                     4,800             283

Colgate-Palmolive                                         12,600             645

Energizer *                                                1,800              89

Kimberly-Clark                                            11,700             770

Procter & Gamble                                          59,800           3,294

                                                                           5,081

Personal Products   0.5%

Alberto Culver, Class B                                    2,500             122

Avon                                                      11,400             441

Chattem *                                                  1,200              40

Del Laboratories *(ss.)                                    1,257              44

Elizabeth Arden *                                          1,600              38

Estee Lauder, Class A                                      2,800             128

Gillette                                                  23,100           1,034

NBTY *                                                     2,000              48

Playtex Products *                                         5,400              43

                                                                           1,938

Tobacco   1.0%

Altria Group                                              47,600           2,908

DiMon (ss.)                                                1,300               9

Reynolds American (ss.)                                    3,433             270

Universal Corporation                                        500             24

UST                                                        4,300             207

Vector Group (ss.)                                         3,281              54

                                                                           3,472

Total Consumer Staples                                                    32,090


ENERGY   6.6%

Energy Equipment & Services   1.2%

Atwood Oceanics *                                            400              21

Baker Hughes                                               7,400             316

BJ Services                                                4,300             200

Carbo Ceramics                                               500              35

Cooper Cameron *                                           1,300              70

Diamond Offshore Drilling (ss.)                            2,700             108

ENSCO International                                        3,200             102

FMC Technologies *                                         1,487              48

Global Industries *                                        2,300              19

GlobalSantaFe                                              5,496             182

Grant Prideco *                                            3,300              66

Halliburton                                                9,900             388

Hanover Compressor *                                       1,900              27

Helmerich & Payne                                          1,600              54

Input/Output *(ss.)                                        3,500              31

Key Energy Services *                                      4,500              53

Nabors Industries *                                        3,130             161

National Oilwell *(ss.)                                    2,100              74

Newpark Resources *(ss.)                                   4,300              22

Noble Drilling *                                           2,900             144

Oceaneering International *                                1,200              45

Offshore Logistics *                                       1,200              39

Parker Drilling *                                          7,700              30

Patterson-UTI Energy                                       5,000              97

Pride International *                                      3,700              76

Rowan *                                                    2,400              62

Schlumberger                                              13,172             882

Smith International *                                      2,600             141

Superior Energy *                                          2,900              45

TETRA Technologies *                                         850              24

Tidewater (ss.)                                            1,300              46

Transocean *                                               7,625             323

Unit *                                                     1,300              50

Universal Compression Holdings *                           1,400              49

Varco International *                                      2,253              66

Veritas DGC *                                              1,700              38

W-H Energy Services *                                      1,800              40

Weatherford International *                                3,000             154

                                                                           4,328

Oil & Gas   5.4%

Amerada Hess                                               2,200             181

Anadarko Petroleum                                         5,629             365

Apache                                                     8,086             409

Ashland                                                    1,500              88

BP Prudhoe Bay Royalty Trust (ss.)                         1,500              72

Buckeye Partners *(ss.)                                      800              34

Burlington Resources                                       9,200             400

Cabot Oil & Gas                                            1,000              44

Callon Petroleum *                                         1,700              25

Chesapeake Energy (ss.)                                    6,308             104

ChevronTexaco                                             50,028           2,627

Cimarex Energy *                                             918              35

ConocoPhillips                                            16,234           1,410

Cross Timbers Royalty Trust (ss.)                            928              37

Denbury Resources *                                        1,800              49

Devon Energy                                              10,332             402

El Paso Corporation                                       17,144             178

Encore Acquisition *                                         700              24

Energy Partners *(ss.)                                     2,200              45

Enterprise Products Partners *(ss.)                        7,400             191

EOG Resources                                              2,900             207

ExxonMobil                                               152,962           7,841

Forest Oil *                                               1,200              38

General Maritime *(ss.)                                      900              36

Houston Exploration *                                      1,200              68

Hugoton Royalty Trust (ss.)                                2,400              63

Kerr-McGee                                                 3,531             204

KFX *(ss.)                                                 2,400              35

Kinder Morgan                                              3,100             227

Magellan Midstream Partners *(ss.)                           600              35

Magnum Hunter Resources *                                  4,400              57

Marathon Oil                                               8,100             305

Murphy Oil                                                 2,100             169

Newfield Exploration *                                     1,500              89

Noble Energy (ss.)                                         1,500              92

Occidental Petroleum                                       9,200             537

Patina Oil & Gas                                           2,586              97

Penn Virginia                                              1,000              41

Petroleum Development *                                    1,300              50

Pioneer Natural Resources                                  2,600              91

Plains All American Pipeline *(ss.)                        2,200              83

Plains Exploration & Production *                          1,500              39

Pogo Producing                                             1,400              68

Premcor                                                    2,400             101

Quicksilver Resources *(ss.)                               2,400              88

Remington Oil & Gas *                                      1,200              33

Southwestern Energy *                                      1,300              66

Spinnaker Exploration *(ss.)                               1,300              46

Stone Energy *                                               900              41

Sunoco                                                     1,700             139

Syntroleum *(ss.)                                          5,400              43

Teppco Partners *(ss.)                                     2,000              79

Tesoro Petroleum *                                         2,700              86

Ultra Petroleum *                                          1,900              91

Unocal                                                     5,814             251

Valero Energy                                              6,400             290

Vintage Petroleum                                          2,200              50

Western Gas Resources                                      2,600              76

Williams Companies                                        13,585             221

World Fuel Services (ss.)                                  1,200              60

XTO Energy                                                 6,782             240

                                                                          19,193

Total Energy                                                              23,521


FINANCIALS   21.2%

Capital Markets   2.5%

A.G. Edwards                                               2,100              91

Affiliated Managers Group *(ss.)                             750              51

American Capital Strategies (ss.)                          1,200              40

AmeriTrade *                                              10,300             146

Bank of New York                                          17,900             598

Bear Stearns                                               2,327             238

Charles Schwab                                            32,806             392

E*TRADE Financial *                                       10,500             157

Eaton Vance                                                1,500              78

Federated Investors, Class B                               3,150              96

Franklin Resources                                         5,800             404

Goldman Sachs                                             11,200           1,165

Investment Technology Group *                              1,800              36

Investors Financial Services (ss.)                         1,900              95

Janus Capital Group                                        6,300             106

Jefferies Group (ss.)                                      1,700              68

John Nuveen (ss.)                                          2,800             111

Knight/Trimark Group *(ss.)                                4,700              51

LaBranche & Co. *(ss.)                                     3,900              35

Legg Mason                                                 2,550             187

Lehman Brothers                                            6,634             580

Mellon Financial                                           9,800             305

Merrill Lynch                                             22,300           1,333

Morgan Stanley                                            25,700           1,427

Northern Trust                                             5,700             277

Piper Jaffray Companies *(ss.)                               815              39

Raymond James Financial                                    2,550              79

SEI Investments                                            2,900             122

State Street                                               8,500             418

Stifel Financial *                                         2,000              42

Waddell & Reed Financial, Class A                          2,551              61

Westwood Holdings Group                                      300               6

                                                                           8,834

Commercial Banks   5.7%

1st Source                                                 1,030              26

Amcore Financial                                           1,200              39

AmSouth                                                    8,767             227

Associated Banc Corp                                       3,767             125

BanCorpSouth (ss.)                                         1,800              44

Bank of America                                           94,854           4,457

Bank of Hawaii                                             1,200              61

Bank of the Ozarks (ss.)                                     900              31

Banknorth Group                                            3,554             130

Bay View Capital                                           1,310              20

BB&T                                                      12,820             539

BOK Financial                                              1,315              64

Boston Private Financial (ss.)                             1,300              37

BWC Financial                                              1,115              25

Capital Corp of the West                                   1,000              47

Capitol Bancorp Limited                                    1,247              44

Chittenden                                                 1,268              36

Citizens Banking                                           1,000              34

City National                                              1,100              78

Colonial BancGroup                                         2,500              53

Comerica                                                   3,900             238

Commerce Bancorp (ss.)                                     1,900             122

Commerce Bancshares                                        1,510              76

Community Banks (ss.)                                      1,283              36

Community Bankshares of Indiana (ss.)                      1,540              33

Community Capital                                          1,500              36

Compass Bancshares                                         2,900             141

Cullen/Frost Bankers                                       1,400              68

CVB Financial                                              2,234              59

East West Bancorp                                          1,800              76

Fidelity Southern                                          2,300              44

Fifth Third Bancorp                                       13,036             616

First Charter (ss.)                                        1,200              31

First Financial Bancorp                                    1,970              35

First Horizon National                                     2,800             121

First M & F Corporation (ss.)                                700              24

First Merchants                                            1,630              46

First Midwest Bancorp                                      1,550              56

First National Bankshares (ss.)                            1,330              32

FirstBank Puerto Rico                                      1,200              76

FirstMerit                                                 2,000              57

FNB (ss.)                                                  1,492              30

Frontier Financial (ss.)                                     800              31

Fulton Financial (ss.)                                     3,029              71

German American Bancorp (ss.)                              1,874              30

Gold Banc                                                  3,400              50

Greater Bay Bancorp (ss.)                                  1,700              47

Hancock Holding                                            1,300              44

Hibernia                                                   3,400             100

Hudson United Bancorp                                        970              38

Huntington Bancshares                                      5,366             133

IBERIABANK                                                   600              40

Integra Bank (ss.)                                         1,271              29

International Bancshares                                   1,093              43

KeyCorp                                                    9,400             319

M&T Bank                                                   2,700             291

Main Street Banks (ss.)                                    1,200              42

Marshall & Ilsley                                          5,278             233

Mercantile Bankshares                                      1,700              89

Merrill Merchants Bancorp                                    911              20

Metrocorp Bancshares                                       1,500              33

Mid-State Bancshares (ss.)                                   900              26

Midwest Banc Holdings (ss.)                                1,400              31

National City                                             14,688             552

NBT Bancorp                                                1,400              36

North Fork Bancorporation                                 11,718             338

Old National Bancorp (ss.)                                 1,440              37

Omega Financial (ss.)                                        500              17

Oriental Financial Group (ss.)                             1,727              49

Pacific Capital Bancorp                                    1,910              65

Park National (ss.)                                          315              43

Peoples Bancorp (ss.)                                        745              20

Peoples Financial                                          1,500              27

Peoples Holding                                            1,250              41

PNC Financial Services Group                               6,200             356

Popular                                                    6,200             179

Prosperity Bancshares (ss.)                                1,200              35

Provident Bankshares                                         999              36

Regions Financial                                         11,366             405

Republic Bancorp                                           1,997              31

S&T Bancorp (ss.)                                          1,100              41

Sandy Spring Bancorp                                         600              23

Santander Bancorp                                          1,703              51

Silicon Valley Bancshares *                                1,200              54

Sky Financial                                              2,433              70

South Financial Group                                      1,265              41

Southwest Bancorp of Oklahoma (ss.)                        2,000              49

Southwest Bancorp of Texas                                 1,600              37

Sterling Bancshares                                        2,450              35

SunTrust                                                   8,270             611

Susquehanna Bancshares                                     1,400              35

Synovus Financial                                          7,600             217

TCF Financial                                              3,000              96

Texas Regional Bancshares, Class A (ss.)                   1,717              56

The Savannah Bancorp (ss.)                                   750              20

Trustmark                                                  1,900              59

U.S. Bancorp                                              44,455           1,392

U.S.B. Holding Company (ss.)                               1,651              41

UCBH Holdings                                              1,800              83

UMB Financial                                                598              34

UnionBancal                                                3,300             213

United Bankshares                                            900              34

Unity Bancorp                                              3,638              47

Valley National Bancorp (ss.)                              2,808              78

Wachovia                                                  37,401           1,967

Wells Fargo                                               39,252           2,440

WesBanco (ss.)                                             1,100              35

WestAmerica                                                1,100              64

Whitney Holding                                              950              43

Wilmington Trust                                           1,500              54

Wintrust Financial                                         1,050              60

Zions Bancorp                                              2,100             143

                                                                          20,400

Consumer Finance   1.2%

Advanta, Class A (ss.)                                     2,555              58

American Express                                          29,600           1,668

AmeriCredit *(ss.)                                         4,700             115

Capital One Financial                                      5,700             480

CompuCredit *                                              2,100              57

First Marblehead *(ss.)                                    1,100              62

MBNA                                                      29,375             828

Metris Companies *(ss.)                                    2,300              29

Moneygram International                                    2,700              57

Providian Financial *                                      6,900             114

SLM Corporation                                           10,700             571

Student Loan                                                 500              92

WFS Financial                                                900              46

World Acceptance *(ss.)                                    1,300              36

                                                                           4,213

Diversified Financial Services   2.9%

Alliance Capital                                           1,700              72

CapitalSource *(ss.)                                       2,700              69

Chicago Mercantile Exchange Holdings (ss.)                   900             206

CIT Group                                                  5,200             238

Citigroup                                                120,014           5,782

eSpeed, Class A *                                          1,400              17

GATX                                                       1,700              50

Instinet Group *                                           2,300              14

J.P. Morgan Chase                                         83,577           3,260

Leucadia National (ss.)                                    1,521             106

Moody's                                                    3,700             322

Principal Financial Group                                  7,200             295

                                                                          10,431

Insurance   4.8%

21st Century Insurance Group                               2,800              38

AFLAC                                                     11,700             466

Alfa (ss.)                                                 2,400              36

Allmerica Financial *                                      1,500              49

Allstate                                                  16,800             869

Ambac Financial Group                                      2,650             218

American Financial Group                                   1,500             47

American International Group                              60,718           3,987

American National Insurance                                  500              52

AmerUs Life (ss.)                                            900              41

Aon                                                        7,050             168

Arch Capital Group *                                       1,500              58

Arthur J. Gallagher                                        2,000              65

Assurant                                                   2,400              73

Berkshire Hathaway, Class A *                                 35           3,077

Brown & Brown (ss.)                                        1,900              83

Chubb                                                      4,700             361

Cincinnati Financial                                       3,780             167

Citizens Financial *(ss.)                                    600               4

CNA Financial *(ss.)                                       4,800             128

Commerce Group                                             1,300              79

Conseco *(ss.)                                             3,500              70

Delphi Financial                                           1,050              49

Erie Indemnity, Class A (ss.)                              1,400              74

FBL Financial Group, Class A                                 932              27

Fidelity National Financial                                4,562             208

Financial Industries Corporation *(ss.)                    1,390              11

First American Financial                                   1,685              59

FPIC Insurance Group *(ss.)                                1,300              46

Genworth Financial, Class A                               11,300             305

Great American Financial Resources                         2,000              35

Hartford Financial Services                                6,700             464

HCC Insurance Holdings                                     1,500              50

Hilb Rogal and Hobbs (ss.)                                 1,400              51

Horace Mann Educators                                      2,100              40

Jefferson Pilot                                            3,100             161

LandAmerica Financial Group (ss.)                            600              32

Lincoln National                                           4,000             187

Loews                                                      4,200             295

Markel *                                                     210              76

Marsh & McLennan                                          12,200             401

MBIA                                                       3,200             203

Mercury General                                            1,400              84

MetLife                                                   18,200             737

Midland                                                    1,200              38

Nationwide Financial Services, Class A                     1,600              61

Navigators Group *                                         1,100              33

Odyssey Re Holdings (ss.)                                  2,000              50

Ohio Casualty *                                            2,200              51

Old Republic International                                 4,550             115

Penn-America Group (ss.)                                   2,500              38

Phoenix Companies (ss.)                                    4,000              50

Presidential Life                                          1,700              29

ProAssurance *                                               824              32

Progressive Corporation                                    5,250             445

Protective Life                                            1,500              64

Prudential                                                12,000             660

Reinsurance Group of America                               1,300              63

RLI (ss.)                                                    800              33

Safeco (ss.)                                               3,200             167

St. Paul Companies                                        16,123             598

StanCorp Financial Group                                     600              50

Torchmark                                                  2,600             149

Transatlantic Holdings                                     1,437              89

UICI                                                       1,600              54

United Fire & Casualty (ss.)                               1,200              41

Unitrin                                                    1,300              59

UnumProvident (ss.)                                        6,376             114

Vesta Insurance                                            4,600              17

W. R. Berkley                                              1,950              92

Wesco Financial                                              150              59

White Mountains Insurance Group (ss.)                        300             194

Zenith National (ss.)                                      1,100              55

                                                                          17,231

Real Estate   2.1%

Agree Realty, REIT                                         1,300              41

AMB Property, REIT                                         1,900              77

AmeriVest Properties, REIT                                 4,900              31

Annaly Mortgage Management, REIT (ss.)                     4,300              84

Apartment Investment & Management, REIT                    3,000             116

Archstone-Smith Trust, REIT                                4,300             165

Arden Realty, REIT                                         1,600              60

Avalonbay Communities, REIT                                1,607             121

Bedford Property Investors, REIT (ss.)                       900              26

Boston Properties, REIT                                    2,400             155

Brandywine Realty Trust, REIT                              1,900              56

BRE Properties, REIT, Class A                              1,700              69

Camden Property Trust, REIT                                1,500              76

CarrAmerica Realty, REIT                                   2,100              69

Catellus Development, REIT                                 2,778              85

CBL & Associates Properties, REIT                          1,100              84

Centerpoint Properties, REIT                               1,600              77

Consolidated-Tomoka Land                                     800              34

Cousins Properties, REIT                                   1,850              56

Crescent Real Estate Equities, REIT                        3,000              55

CRT Properties, REIT                                       1,700              41

Developers Diversified Realty, REIT                        3,100             138

Duke Realty, REIT                                          3,800             130

Equity Lifestyle Properties, REIT                          1,000              36

Equity Office Properties, REIT                            10,461             305

Equity Residential, REIT                                   7,400             268

Federal Realty Investment Trust, REIT                      1,500              77

Felcor Lodging Trust, REIT *(ss.)                          3,748              55

First Industrial Realty, REIT                              1,300              53

Forest City Enterprises, Class A                           1,100              63

Friedman, Billings, Ramsey Group, REIT, Class A            4,900              95

General Growth Properties, REIT                            5,900             213

Getty Realty, REIT                                         1,400              40

Health Care Property Investors, REIT                       3,900             108

Heritage Property Investment Trust, REIT (ss.)             1,900              61

Highwoods Properties, REIT                                 1,500              42

Home Properties of New York, REIT                          1,500              65

Hospital Properties Trust, REIT                            2,000              92

Host Marriott, REIT                                        8,200             142

Innkeepers USA, REIT                                       3,100              44

IStar Financial, REIT                                      2,517             114

Kilroy Realty, REIT                                        1,300              56

Kimco Realty, REIT                                         2,850             165

Liberty Property Trust, REIT (ss.)                         2,100              91

Macerich Company, REIT                                     1,600             100

Mack-Cali Realty, REIT                                     1,300              60

Maguire Properties, REIT                                   1,700              47

MeriStar Hospitality, REIT *                               6,000              50

Mid-America Apartment Communities, REIT (ss.)              1,000              41

Mills, REIT                                                1,800             115

Mission West Properties, REIT (ss.)                        3,200              34

Monmouth Real Estate Investment, REIT, Class A (ss.)       3,100              27

Nationwide Health Properties, REIT                         2,500              59

New Plan Excel Realty, REIT                                2,500              68

NovaStar Financial, REIT (ss.)                             1,200              59

One Liberty Properties, REIT                               1,700              35

Pan Pacific Retail Properties, REIT                        1,200              75

Parkway Properties, REIT                                     600              30

Pennsylvania, REIT                                         1,630              70

Plum Creek Timber, REIT                                    4,944             190

PMC Commercial Trust, REIT                                 1,591              24

Post Properties, REIT                                      1,800              63

ProLogis, REIT                                             4,576             198

Public Storage, REIT                                       3,200             178

Rayonier, REIT                                             1,596              78

Realty Income, REIT (ss.)                                  1,300              66

Reckson Associates Realty, REIT                            2,600              85

Regency Centers, REIT                                      1,900             105

Shurgard Storage Centers, REIT                             1,800              79

Simon Property Group, REIT                                 5,681             367

SL Green Realty, REIT                                      1,500              91

St. Joe                                                    1,700             109

Taubman Centers, REIT                                      2,200              66

Thornburg Mortgage, REIT (ss.)                             2,500              72

Trammell Crow *                                            2,000              36

Trizec Properties, REIT                                    4,700              89

United Dominion Realty Trust, REIT                         4,000              99

Vencor, REIT                                               3,200              88

Vornado Realty Trust, REIT                                 3,200             244

Weingarten Realty Investors, REIT                          2,575             103

Wellsford Real Properties *                                1,200              17

WP Carey & Co (ss.)                                          900              32

                                                                           7,408

Thrifts & Mortgage Finance   2.0%

Alliance Bank (ss.)                                          800              32

Anchor Bancorp Wisconsin (ss.)                             1,200              35

Astoria Financial                                          1,950              78

BankAtlantic, Class A                                      2,700              54

Berkshire Hills Bancorp (ss.)                                900              33

Brookline Bancorp (ss.)                                    2,693              44

Capitol Federal Financial (ss.)                            1,900              68

Commercial Capital Bancorp                                 1,900              44

Commercial Federal                                         1,300              39

Corus Bankshares                                           1,000              48

Countrywide Credit                                        13,098             485

Doral Financial                                            2,350             116

Downey Financial                                             600              34

Fannie Mae                                                22,300           1,588

First Busey                                                1,450              30

First Niagra Financial                                     3,405              47

FirstFed Financial *                                         800              41

Flushing Financial                                         1,350              27

Freddie Mac                                               16,400           1,209

Fremont General (ss.)                                      2,700              68

Golden West Financial                                      7,600             467

Horizon Financial                                          1,200              25

Hudson City Bancorp (ss.)                                  4,900             180

Hudson River Bancorp                                       2,000              40

Independence Community Bank                                2,854             122

IndyMac Mortgage Holdings                                  2,000              69

MAF Bancorp                                                1,411              63

MGIC Investment                                            2,600             179

Net Bank                                                   3,921              41

New York Community Bancorp (ss.)                           6,953             143

Northwest Bancorp                                          1,800              45

People's Bank (ss.)                                        2,650             103

PMI Group                                                  2,000              83

Radian                                                     2,100             112

Sovereign Bancorp                                          8,183             185

Triad Guaranty *                                             700              42

Washington Federal                                         1,857              49

Washington Mutual                                         21,006             888

Waypoint Financial                                         1,630              46

Webster Financial                                          2,203             112

                                                                           7,114

Total Financials                                                          75,631

HEALTH CARE   12.2%

Biotechnology   2.0%

Abgenix *(ss.)                                             3,900              40

Affymetrix *(ss.)                                          1,400              51

Albany Molecular Research *                                1,300              14

Alexion Pharmaceutical *(ss.)                                700              18

Alkermes *(ss.)                                            2,100              30

Amgen *                                                   29,360           1,883

Amylin Pharmaceuticals *(ss.)                              2,900              68

Aphton *(ss.)                                                700               2

Applera                                                    4,900             102

Arena Pharmaceuticals *(ss.)                               2,500              17

Ariad Pharmaceuticals *                                    2,200              16

Array BioPharma *                                          2,100              20

AVI BioPharma *(ss.)                                       2,700               6

Avigen *(ss.)                                              2,000               7

Biogen Idec *                                              7,610             507

BioMarin Pharmaceutical *(ss.)                             4,300              27

Biopure *(ss.)                                             2,600               2

Caliper Life Sciences *                                    2,200              17

Celera Genomics *                                          1,500              21

Celgene *(ss.)                                             4,000             106

Cell Genesys *(ss.)                                        1,300              11

Cell Therapeutics *(ss.)                                   2,100              17

Cephalon *(ss.)                                            1,500              76

Charles River Laboratories International *                 2,168             100

Chiron *                                                   4,800             160

Cubist Pharmaceuticals *                                   1,000              12

CuraGen *(ss.)                                             2,600              19

CV Therapeutics *(ss.)                                       900              21

Cytrx *(ss.)                                               6,400               9

Digene *                                                     700              18

Diversa *(ss.)                                             2,400              21

Encysive Pharmaceuticals *(ss.)                            2,700              27

Enzo Biochem (ss.)                                           970              19

Enzon Pharmaceuticals *(ss.)                               2,000              27

Exelixis *(ss.)                                            1,800              17

Gen-Probe *                                                1,800              81

Gene Logic *                                               1,500               6

Genencor International *                                   2,100              34

Genentech *                                               24,400           1,328

Genta *(ss.)                                               2,600               5

Genzyme *                                                  6,049             351

Gilead Sciences *                                          9,880             346

Human Genome Sciences *(ss.)                               2,900              35

ICOS *(ss.)                                                2,200              62

ImClone Systems *                                          1,707              79

ImmunoGen *(ss.)                                           4,700              42

Immunomedics *(ss.)                                        6,100              19

Incyte Genomics *(ss.)                                     5,300              53

Interleukin Genetics *(ss.)                                3,000              10

InterMune *(ss.)                                           1,000              13

Isis Pharmaceuticals *(ss.)                                3,000              18

La Jolla Pharmaceutical *(ss.)                             2,300               4

Ligand Pharmaceuticals, Class B *(ss.)                     2,800              33

Luminex *(ss.)                                             2,800              25

Martek Biosciences *                                       1,100              56

Medarex *(ss.)                                             3,400              37

MedImmune *                                                5,652             153

Millennium Pharmaceuticals *                               6,585              80

Myriad Genetics *(ss.)                                     1,100              25

NeoPharm *(ss.)                                              805              10

Neose Technologies *(ss.)                                  2,700              18

Neurocrine Biosciences *                                   1,000              49

Novavax *(ss.)                                             2,300               7

NPS Pharmaceuticals *(ss.)                                   800              15

ONYX Pharmaceuticals *(ss.)                                  800              26

OraSure Technologies *(ss.)                                1,800              12

OSI Pharmaceuticals *                                      1,005              75

OSI Pharmaceuticals, Rights *                                 90               0

OXiGENE *                                                  1,700               9

Pharmacopeia Drug Discovery *                              3,900              23

Progenics Pharmaceuticals *                                1,800              31

Protein Design Labs *                                      2,100              43

QLT *                                                        900              14

Regeneron Pharmaceuticals *                                2,300              21

Sangamo BioSciences *(ss.)                                 2,300              14

Sequenom *(ss.)                                            2,300               3

Serologicals *(ss.)                                        1,650              36

Tanox *                                                    1,800              27

Techne *                                                   1,300              51

Telik *(ss.)                                               1,800              34

Transkaryotic Therapies *(ss.)                             1,200              30

Trimeris *(ss.)                                              600               9

VaxGen *(ss.)                                              3,100              53

Vertex Pharmaceuticals *(ss.)                              1,948              21

Vicuron Pharmaceuticals *(ss.)                             1,200              21

XOMA *(ss.)                                                3,300               9

                                                                           7,064

Health Care Equipment & Supplies   2.3%

Advanced Medical Optics *(ss.)                             1,344              55

Align Technology *(ss.)                                    3,500              38

American Medical Systems *                                 1,200              50

Analogic                                                     800              36

Anika Therapeutics *                                       1,500              14

Arrow International                                        1,800              56

ArthroCare *(ss.)                                          1,500              48

Aspect Medical Systems *                                   1,200              29

Bausch & Lomb                                              1,400              90

Baxter International                                      13,700             473

Beckman Coulter                                            1,200              80

Becton, Dickinson                                          6,100             346

Bio-Rad Laboratories, Class A *                              700              40

Biomet                                                     6,500             282

Biosite Diagnostics *(ss.)                                   700              43

Bioveris *                                                 2,300              17

Boston Scientific *                                       19,100             679

Bruker Biosciences *                                       6,100              25

C R Bard                                                   2,200             141

Cantel Medical *(ss.)                                      1,000              37

Cerus *(ss.)                                               1,700               5

CTI Molecular Imaging *                                    2,800              40

Cytyc *                                                    2,700              74

Dentsply International                                     1,700              96

Diagnostic Products                                          600              33

Edwards Lifesciences *                                     1,660              69

EPIX Pharmaceuticals *(ss.)                                1,900              34

Exactech *(ss.)                                            2,100              38

Fisher Scientific *                                        2,564             160

Guidant                                                    6,900             497

Haemonetics *                                              1,300              47

Hillenbrand Industries                                     1,400              78

Hospira *                                                  3,590             120

ICU Medical *(ss.)                                         1,600              44

IDEXX Laboratories *                                         800              44

INAMED *                                                   1,100              70

Invacare (ss.)                                               700              32

Inverness Medical Innovations *(ss.)                       1,380              35

Invitrogen *                                               1,200              81

Kinetic Concepts *                                         1,800             137

Laserscope *(ss.)                                          1,500              54

Lifecore Biomedical *                                      2,300              26

Matthews International, Class A                            1,300              48

Medical Action Industries *(ss.)                           2,100              41

Medtronic                                                 28,520           1,417

Millipore *                                                1,500              75

Molecular Devices *                                        1,300              26

NMT Medical *                                              2,800              14

Palomar Medical Technologies *(ss.)                        1,000              26

PerkinElmer                                                2,635              59

Regeneration Technologies *(ss.)                           1,700              18

ResMed *(ss.)                                              1,000              51

Respironics *                                              1,100              60

St. Jude Medical *                                         7,800             327

Steris *                                                   2,000              47

Stryker                                                    9,700             468

SurModics *(ss.)                                           1,200              39

Sybron Dental Specialties *                                1,666              59

Thermo Electron *                                          4,150             125

Thoratec *(ss.)                                            3,400              35

Valley Forge Scientific *                                  9,200              14

Varian *                                                     700              29

Varian Medical Systems *                                   3,100             134

Ventana Medical Systems *(ss.)                               700              45

Viasys Healthcare *                                        1,857              35

VISX *                                                     2,500              65

Vital Signs                                                  800              31

Waters Corporation *                                       2,900             136

West Pharmaceutical Services                               1,400              35

Zimmer Holdings *                                          5,560             445

Zoll Medical *(ss.)                                          700              24

                                                                           8,321

Health Care Providers & Services   2.5%

Accredo Health *                                           1,767              49

Aetna                                                      3,600             449

Allscripts Healthcare *(ss.)                               2,900              31

AmerisourceBergen                                          2,566             151

AMN Healthcare Services *(ss.)                             1,852              29

AmSurg, Class A *                                          1,600              47

Apria Healthcare *                                         1,500              49

Beverly Enterprises *(ss.)                                 4,400              40

Bioanalytical Systems *                                    1,100               5

Cardinal Health                                           10,005             582

Caremark RX *                                             11,250             444

Cerner *(ss.)                                                800              42

CIGNA                                                      3,200             261

Community Health System *                                  2,100              59

CorVel *                                                     350               9

Covance *                                                  2,200              85

Coventry Health Care *                                     1,950             103

Cross Country Healthcare *(ss.)                            1,000              18

D&K Healthcare                                               700               6

Davita *                                                   2,599             103

Dendrite International *                                   1,900              37

Eclipsys *                                                 2,700              55

Express Scripts *                                          1,800             138

First Health Group *                                       3,500              65

Gentiva Health Services *                                  2,375              40

HCA                                                        9,300             372

Health Management (ss.)                                    5,600             127

Health Net *                                               2,600              75

Healthtronics *(ss.)                                       4,700              50

Henry Schein *                                             1,000              70

Hooper Holmes                                              6,200              37

Humana *                                                   4,700             140

IDX Systems *                                              1,200              41

IMS Health                                                 6,500             151

Laboratory Corporation of America *                        3,900             194

LifePoint Hospitals *(ss.)                                 1,431              50

Lincare Holdings *                                         2,300              98

Manor Care                                                 2,600              92

McKesson                                                   7,451             234

Medco *                                                    6,546             272

MIM Corporation *(ss.)                                     2,500              16

National Data                                              1,400              26

OCA *(ss.)                                                 2,800              18

Omnicare                                                   2,300              80

Omnicell *(ss.)                                            1,600              18

PacifiCare Health Systems *                                2,400             136

Patterson Companies *(ss.)                                 3,200             139

PDI *                                                      1,900              42

Pharmaceutical Product Development *(ss.)                  1,800              74

Priority Healthcare, Class B *                             1,300              28

Province Healthcare *                                      2,800              63

PSS World Medical *                                        3,000              38

Psychemedics                                               2,375              31

Q-Med *(ss.)                                               1,800              20

Quest Diagnostics                                          2,600             248

Renal Care Group *                                         2,100              76

Rural/Metro *(ss.)                                         6,200              31

Select Medical                                             3,600              63

Service Corp. International *                              9,400              70

Sierra Health Services *(ss.)                              1,200              66

Specialty Laboratories *                                   2,200              24

Stewart Enterprises, Class A *                             4,100              29

Sunrise Senior Living *(ss.)                                 900              42

Tenet Healthcare *                                        11,650             128

Triad Hospitals *                                          2,531              94

United American Healthcare *                               3,200              20

UnitedHealth Group                                        15,746           1,386

Universal Health Services                                  1,200              53

WebMD *(ss.)                                               8,610              70

WellChoice *                                               1,700              91

WellPoint *                                                7,231             832

                                                                           8,952

Pharmaceuticals   5.4%

Abbott Laboratories                                       36,200           1,689

Adolor *(ss.)                                              2,000              20

Allergan                                                   3,100             251

Alpharma, Class A                                          1,000              17

Andrx *                                                    1,500              33

Antigenics *(ss.)                                          1,600              16

Barr Pharmaceuticals *                                     2,201             100

Bristol Myers Squibb                                      45,100           1,155

Discovery Partners *(ss.)                                  3,900              19

Eli Lilly                                                 26,300           1,493

Emisphere Technologies *(ss.)                              1,000               4

Endo Pharmaceutical *                                      3,600              76

Eon Labs *(ss.)                                            2,100              57

First Horizon Pharmaceutical *(ss.)                        1,200              27

Forest Laboratories *                                      8,600             386

Inspire Pharmaceuticals *(ss.)                             1,500              25

IVAX *                                                     5,437              86

Johnson & Johnson                                         69,175           4,387

K-V Pharmaceutical, Class A *(ss.)                         1,400              31

King Pharmaceuticals *                                     5,289              66

KOS Pharmaceuticals *(ss.)                                 1,000              38

Medicines Company *(ss.)                                   1,800              52

Medicis Pharmaceutical, Class A                            1,600              56

Merck                                                     51,594           1,658

MGI Pharma *                                               1,800              50

Mylan Laboratories (ss.)                                   6,175             109

Nektar Therapeutics *(ss.)                                 2,000              40

Noven Pharmaceuticals *                                    2,100              36

Orphan Medical *                                           1,400              13

Par Pharmaceutical *(ss.)                                    800              33

Perrigo                                                    1,700              29

Pfizer                                                   175,505           4,719

Schering-Plough                                           35,200             735

Sepracor *(ss.)                                            2,400             142

Valeant Pharmaceuticals                                    1,900              50

Watson Pharmaceuticals *                                   2,400              79

Wyeth                                                     30,800           1,312

                                                                          19,089

Total Health Care                                                         43,426


INDUSTRIALS & BUSINESS SERVICES   10.6%

Aerospace & Defense   1.7%

Alliant Techsystems *                                        925              61

Aviall *                                                   1,600              37

BE Aerospace *                                             4,800              56

Boeing                                                    18,800             973

Curtiss-Wright                                             1,000              57

DRS Technologies *(ss.)                                    1,200              51

Engineered Support System (ss.)                            1,150              68

Esterline Technologies *                                   1,000              33

GenCorp                                                    2,200              41

General Dynamics                                           4,500             471

Goodrich                                                   2,740              89

Herley Industries *(ss.)                                     800              16

Hexcel *                                                   2,400              35

Honeywell International                                   20,125             713

L-3 Communication                                          2,400             176

Ladish Company *                                           2,300              26

Lockheed Martin                                           10,800             600

Mercury Computer Systems *                                 1,600              48

Northrop Grumman                                           8,302             451

Pemco Aviation Group *(ss.)                                1,500              41

Precision Castparts                                        1,784             117

Raytheon                                                  10,400             404

Rockwell Collins                                           3,900             154

Teledyne Technologies *                                    1,700              50

United Industrial (ss.)                                    1,700              66

United Technologies                                       12,002           1,240

                                                                           6,074

Air Freight & Logistics   0.9%

C.H. Robinson Worldwide                                    2,600             144

EGL *                                                      1,550              46

Expeditors International of Washington                     2,300             129

Fedex                                                      7,300             719

Forward Air *                                              1,100              49

Ryder System                                               1,600              76

UPS, Class B                                              26,100           2,231

                                                                           3,394

Airlines   0.2%

AirTran *(ss.)                                             3,300              35

Alaska Air Group *(ss.)                                      800              27

AMR *(ss.)                                                 4,300              47

Continental Airlines, Class B *(ss.)                       1,400              19

Delta *(ss.)                                               3,400              25

FLYi *(ss.)                                                2,900               5

JetBlue Airways *                                          2,175              51

Northwest Airlines *(ss.)                                  4,200              46

SkyWest                                                    2,800              56

Southwest Airlines                                        18,737             305

                                                                             616

Building Products   0.2%

AAON *                                                     1,650              26

American Standard *                                        4,800             198

Ameron International                                         600              23

Jacuzzi Brands *                                           3,300              29

Lennox International (ss.)                                 2,200              45

Masco                                                     10,500             384

Universal Forest Products                                    600              26

Water Pik Technologies *                                   2,405              43

York International                                         1,000              34

                                                                             808

Commercial Services & Supplies   1.5%

Adesa                                                      1,900              40

Administaff *                                              2,300              29

Allied Waste Industries *                                  7,260              67

Apollo Group, Class A *                                    4,025             325

ARAMARK, Class B                                           2,700              72

Avery Dennison                                             3,000             180

Banta                                                      1,100              49

Brady, Class A                                               900              56

Bright Horizons Family Solutions *                           800              52

Brinks                                                     1,600              63

Career Education *                                         2,600             104

Cendant                                                   23,754             555

Central Parking (ss.)                                      2,100              32

ChoicePoint *                                              2,066              95

Cintas                                                     4,200             184

Consolidated Graphics *                                    1,300              60

Copart *                                                   3,350              88

Corinthian Colleges *(ss.)                                 2,000              38

Corporate Executive Board                                  1,200              80

Corrections Corp of America *                                923              37

CoStar Group *                                               800              37

Deluxe                                                     1,700              64

Devry *(ss.)                                               1,900              33

DiamondCluster International *                             2,300              33

Dun & Bradstreet *                                         1,700             102

Education Management *                                     1,900              63

Electronic Clearing House *(ss.)                           1,900              17

Equifax                                                    3,700             104

Food Technology Service *                                  8,300              11

Franklin Covey *(ss.)                                      6,800              17

G&K Services, Class A                                        600              26

GEO *                                                      1,000              27

H&R Block                                                  4,100             201

Herman Miller                                              1,600              44

HNI Corporation                                            1,300              56

Hudson Highland Group *(ss.)                               1,157              33

ICT Group *(ss.)                                           2,300              22

Ikon Office Solutions                                      3,200              37

Imagistics International *                                 1,012              34

Ionics *(ss.)                                                700              30

ITT Educational Services *                                 1,600              76

John H. Harland (ss.)                                        900              33

Korn/Ferry *(ss.)                                          1,300              27

Labor Ready *(ss.)                                         3,000              51

Laureate *                                                 1,368              60

Learning Tree International *(ss.)                         2,400              32

Manpower                                                   1,700              82

NCO Group *                                                1,600              41

Pitney Bowes                                               5,300             245

PRG-Schultz International *(ss.)                           5,700              29

R.R. Donnelley                                             4,600             162

RemedyTemp, Class A *(ss.)                                 1,300              13

Republic Services                                          3,400             114

Robert Half International                                  4,400             130

Rollins                                                    1,000              26

School Specialty *                                         1,000              39

ServiceMaster                                              6,700              92

SITEL *                                                    9,200              23

Sotheby's, Class A *                                       3,300              60

SOURCECORP *                                               2,200              42

Spherion *                                                 3,700              31

Stericycle *                                                 700              32

Strayer Education                                            300              33

Team *                                                     2,500              39

TeleTech Holdings *(ss.)                                   4,200              41

Tetra Tech *(ss.)                                          2,325              39

TRM Copy Centers *(ss.)                                    1,400              33

United Stationers *                                          700              32

Viad                                                         900              26

Waste Connections *                                        2,200              75

Waste Management                                          13,460             403

West Corporation *(ss.)                                    1,900              63

Westaff *                                                  6,400              24

                                                                           5,445

Construction & Engineering   0.2%

Dycom Industries *                                         1,300              40

EMCOR Group *                                              1,000              45

Fluor (ss.)                                                1,900             104

Granite Construction                                       1,750              47

Insituform Technologies *                                  1,800              41

Integrated Electrical Services *(ss.)                      9,200              44

Jacobs Engineering Group *                                 1,300              62

Mastec *(ss.)                                              4,850              49

McDermott International *(ss.)                             3,100              57

Quanta Services *(ss.)                                     4,050              32

Shaw Group *(ss.)                                          2,800              50

                                                                             571

Electrical Equipment   0.5%

Acuity Brands                                              1,200              38

American Power Conversion                                  4,600              98

American Superconductor *(ss.)                             1,800              27

AMETEK                                                     1,500              54

Artesyn Technologies *(ss.)                                1,600              18

AZZ *                                                      1,100              18

Baldor Electric (ss.)                                        800              22

C&D Technologies                                           1,800              31

Channell Commercial *(ss.)                                 1,700              14

Cooper Industries, Class A                                 2,400             163

Emerson Electric                                           9,900             694

Energy Conversion Devices *(ss.)                             900              17

Fuelcell Energy *(ss.)                                     1,400              14

General Cable *(ss.)                                       2,500              35

Genlyte Group *                                              600              51

Hubbell, Class B                                           1,200              63

LSI Industries (ss.)                                       1,712              20

Plug Power *(ss.)                                          4,500              28

Power-One *(ss.)                                           2,700              24

Regal-Beloit (ss.)                                         1,100              31

Rockwell Automation                                        4,300             213

Technology Research                                          700               5

Thomas & Betts *                                           1,400              43

Ultralife Batteries *(ss.)                                 1,200              23

Unique Mobility *(ss.)                                     4,400              11

Vicor                                                        900              12

Woodward Governor                                            400              29

                                                                           1,796

Industrial Conglomerates   3.1%

3M                                                        18,300           1,502

Alleghany                                                    200              57

Carlisle Companies                                         1,000              65

GE                                                       246,306           8,990

Roper Industries                                             900              55

Teleflex                                                     900              47

Textron                                                    3,000             221

Tredegar                                                   1,100              22

Walter Industries (ss.)                                    2,700              91

                                                                          11,050

Machinery   1.6%

Actuant, Class A *(ss.)                                    1,540              80

AGCO *                                                     3,400              74

Ampco Pittsburgh (ss.)                                     2,400              35

Briggs & Stratton                                          1,000              42

Cascade (ss.)                                              1,400              56

Caterpillar                                                7,900             770

Crane                                                      1,400              40

Cummins Engine                                               900              75

Danaher                                                    7,100             408

Deere                                                      5,800             432

Donaldson                                                  2,600              85

Dover                                                      4,400             185

Eaton                                                      3,200             232

EnPro Industries *                                           468              14

ESCO Electronics *                                           600              46

Flowserve *                                                2,000              55

Graco                                                      2,487              93

Harsco                                                     1,200              67

Illinois Tool Works                                        7,350             681

Ingersoll-Rand, Class A                                    4,100             329

ITT Industries                                             2,100             177

JLG Industries (ss.)                                       1,000              20

Kennametal                                                 1,300              65

Lincoln Electric Holdings                                  1,400              48

Manitowoc                                                    800              30

NACCO Industries (ss.)                                       500              53

Navistar *                                                 1,800              79

Nordson                                                    1,000              40

Oshkosh Truck                                                800              55

PACCAR                                                     4,350             350

Pall                                                       3,700             107

Parker Hannifin                                            3,119             236

Pentair                                                    2,200              96

Robbins & Myers (ss.)                                      1,800              43

SPX                                                        1,604              64

Stewart & Stevenson                                        1,500              30

Tecumseh Products, Class A                                   600              29

Terex *                                                    1,900              91

Thomas Industries                                            900              36

Timken                                                     2,200              57

Toro                                                         500              41

Trinity Industries (ss.)                                   1,800              61

Turbochef Technologies *(ss.)                              1,100              25

Valmont Industries                                         1,200              30

Wabtec                                                     1,525              32

Watts Industries, Class A (ss.)                              800              26

Wolverine Tube *(ss.)                                      2,800              36

                                                                           5,756

Marine   0.1%

Alexander & Baldwin                                        1,400              60

International Shipholding *                                1,900              28

Kirby Corporation *                                        1,200              53

Overseas Shipholding Group                                 1,300              72

                                                                             213

Road & Rail   0.5%

Burlington Northern Santa Fe                               8,200             388

CNF                                                        1,500              75

CSX                                                        4,500             180

Dollar Thrifty Auto Group *                                1,000              30

Florida East Coast Industries (ss.)                          800              36

J.B. Hunt Transport Services                               2,500             112

Kansas City Southern Industries *(ss.)                     2,600              46

Knight Transportation (ss.)                                2,100              52

Norfolk Southern                                           9,700             351

Swift Transportation *(ss.)                                2,370              51

U.S. Xpress Enterprises *(ss.)                               300               9

Union Pacific                                              6,000             404

USA Truck *(ss.)                                           2,400              41

Werner Enterprises                                         2,575              58

                                                                           1,833

Trading Companies & Distributors   0.1%

Applied Industrial Technologies                            1,650              45

Fastenal (ss.)                                             1,600              99

Huttig Building Products *                                 4,044              42

United Rentals *(ss.)                                      2,400              45

W. W. Grainger                                             2,100             140

                                                                             371

Total Industrials & Business Services                                     37,927


INFORMATION TECHNOLOGY   15.7%

Communications Equipment   2.5%

3 Com *                                                    8,300              35

ADC Telecommunications *                                  16,252              44

ADTRAN                                                     1,700              32

Anaren *                                                   2,100              27

Andrew *                                                   3,600              49

Avaya *                                                   11,457             197

Avocent *                                                  1,236              50

Bel Fuse, Class A                                            600              18

Belden CDT                                                 1,900              44

Black Box (ss.)                                              600              29

C-Cor.net *(ss.)                                           2,100              19

Carrier Access *(ss.)                                      1,000              11

Centillium Communications *                                4,300              10

CIENA *                                                   10,247              34

Cisco Systems *                                          158,068           3,051

Cognitronics *                                             3,800              16

Commscope *                                                1,300              25

Computer Network Technology *(ss.)                         5,500              39

Comverse Technology *                                      5,000             122

Corning *                                                 32,210             379

Digital Lightwave *(ss.)                                  22,300              29

Ditech Communications *                                    2,500              37

Echelon *(ss.)                                             1,400              12

Extreme Networks *                                         2,600              17

F5 Networks *                                              1,000              49

Finisar *(ss.)                                            13,400              31

Foundry Networks *                                         3,500              46

Harmonic *(ss.)                                            3,359              28

Harris                                                     1,700             105

Inter-Tel                                                  1,100              30

InterDigital Communication *(ss.)                          2,300              51

Ixia *                                                     2,100              35

JDS Uniphase *                                            30,758              97

Juniper Networks *                                        12,650             344

Lucent Technologies *(ss.)                               102,185             384

Lucent Technologies, Warrants 12/10/07 *                   3,362               5

Motorola                                                  54,940             945

MRV Communications *(ss.)                                  8,760              32

Norstan *                                                  3,000              17

Optical Cable, Warrants, 10/24/07 *@                         168               0

Packeteer *                                                1,800              26

Paradyne Networks *                                        6,500              23

Plantronics                                                1,300              54

Polycom *                                                  2,700              63

Powerwave Technologies *                                   2,700              23

QUALCOMM                                                  37,900           1,607

REMEC *(ss.)                                               2,200              16

Safenet *                                                    411              15

Scientific-Atlanta                                         3,600             119

SeaChange International *(ss.)                             1,500              26

Sonus Networks *(ss.)                                      9,200              53

Stratex Networks *(ss.)                                    4,500              10

Sycamore Networks *                                        5,900              24

Tekelec *                                                  1,600              33

Tellabs *                                                 10,157              87

Terayon Communication Systems *                            9,900              27

Tollgrade Communications *                                   400               5

                                                                           8,736

Computers & Peripherals   3.3%

Adaptec *                                                  2,300              17

Advanced Digital Info *                                    1,600              16

Apple Computer *                                           8,700             560

Avid Technology *                                            700              43

Brocade Communications Systems *(ss.)                      4,860              37

Concurrent Computer *(ss.)                                 6,200              18

Dell *                                                    58,800           2,478

Diebold                                                    1,600              89

Dot Hill *                                                 1,300              10

Electronics for Imaging *                                  1,300              23

EMC *                                                     56,276             837

Emulex *                                                   1,600              27

Gateway *(ss.)                                            10,600              64

Hewlett-Packard                                           70,918           1,487

IBM                                                       40,090           3,952

Imation                                                      800              26

InFocus *                                                  2,600              24

Intergraph *(ss.)                                          1,100              30

Iomega *                                                   5,300              29

LaserCard *(ss.)                                           2,600              27

Lexmark International *                                    3,100             264

Maxtor *                                                   9,104              48

McDATA, Class A *(ss.)                                     2,325              14

NCR *                                                      2,300             159

Network Appliance *                                        8,300             276

Presstek *(ss.)                                            3,500              34

QLogic *                                                   2,111              78

Quantum DLT & Storage Systems Group *(ss.)                 9,600              25

Rimage *(ss.)                                              2,200              35

Sandisk *                                                  4,300             107

Seagate Technology *(ss.)                                 10,600             183

Socket Communications *                                   14,700              29

Storage Technology *                                       3,100              98

Sun Microsystems *                                        75,300             405

UNOVA *(ss.)                                               2,400              61

Western Digital *                                          4,600              50

                                                                          11,660

Electronic Equipment & Instruments   0.6%

Aeroflex *                                                 3,900              47

Agilent Technologies *                                    11,187             270

Amphenol, Class A *                                        1,800              66

Anixter International                                        900              32

Arrow Electronics *                                        2,600              63

Avnet *                                                    2,748              50

AVX (ss.)                                                  4,100              52

Benchmark Electronics *                                      850              29

Brightpoint *                                                800              16

CDW                                                        2,100             139

Coherent *                                                 1,500              46

CTS (ss.)                                                  1,100              15

Digital Theater Systems *(ss.)                             1,200              24

Dionex *                                                     700              40

Electro Scientific Industries *(ss.)                       1,300              26

Ingram Micro, Class A *                                    3,000              62

Jabil Circuit *                                            4,300             110

KEMET *(ss.)                                               4,200              38

Landauer                                                     600              27

Lexar Media *(ss.)                                         2,500              20

Maxwell Technologies *                                     2,100              21

Merix *(ss.)                                               1,000              12

Molex                                                      4,350             130

Napco Security Systems (ss.)                                 240               3

National Instruments                                       1,900              52

Newport *                                                  1,100              15

Nu Horizons Electronics *(ss.)                             2,050              16

OYO Geospace *                                             1,300              24

Park Electrochemical                                         600              13

PC Connection *                                            2,950              28

Plexus *                                                   2,300              30

Research Frontiers *(ss.)                                  1,700              11

Sanmina-SCI *                                             11,412              97

Sirenza Microdevices *(ss.)                                5,900              39

Solectron *                                               21,240             113

Somera Communications *(ss.)                               9,700              12

Symbol Technologies                                        4,700              81

Tech Data *                                                1,300              59

Technitrol *                                               1,800              33

Tektronix                                                  2,700              82

Trimble Navigation *                                       1,500              50

TTM Technologies *                                         1,100              13

Veeco *(ss.)                                               1,000              21

Vishay Intertechnology *                                   4,668              70

X-Rite (ss.)                                               2,000              32

Zomax *                                                    3,100              13

Zygo *                                                     1,300              15

                                                                           2,257

Internet Software & Services   1.2%

Akamai Technologies *(ss.)                                 2,900              38

aQuantive *(ss.)                                           1,400              13

Ariba *(ss.)                                               2,238              37

Ask Jeeves *(ss.)                                          2,100              56

CNET Networks *(ss.)                                       5,675              64

Digitas *                                                  6,009              57

DoubleClick *(ss.)                                         3,330              26

Earthlink *                                                4,930              57

eCollege.com *(ss.)                                        1,100              12

Entrust Technologies *                                     8,700              33

Google, Class A *                                          6,200           1,197

IAC/InterActiveCorp *                                     16,642             460

Interwoven *                                               2,589              28

Kana Software *(ss.)                                       3,000               6

MarketWatch.com *                                          2,900              52

MatrixOne *(ss.)                                           3,500              23

Monster Worldwide *                                        2,500              84

NetRatings *(ss.)                                          1,900              36

RealNetworks *(ss.)                                        4,600              30

Register.com *                                             4,196              27

Retek *                                                    5,372              33

S1 *                                                       3,500              32

SeeBeyond Technology *(ss.)                               10,100              36

Sonicwall *                                                3,200              20

The Knot *(ss.)                                            2,800              14

TippingPoint Technologies *(ss.)                           1,100              51

Tumbleweed Communications *(ss.)                           4,800              16

United Online *(ss.)                                       1,350              16

VeriSign *                                                 6,040             202

Webex Communications *(ss.)                                1,100              26

webMethods *                                               5,210              38

Websense *(ss.)                                              900              46

Yahoo! *                                                  32,132           1,211

                                                                           4,077

IT Services   1.3%

Acxiom                                                     2,000              53

Affiliated Computer Services, Class A *                    2,900             175

Alliance Data Systems *                                      900              43

Analysts International *                                   8,700              35

AnswerThink *                                              3,220              15

Automatic Data Processing                                 13,700             608

BearingPoint *(ss.)                                        4,800              39

BISYS Group *                                              2,600              43

CACI International, Class A *                                700              48

Ceridian *                                                 3,100              57

Certegy                                                    2,000              71

Checkfree *                                                2,600              99

CIBER *(ss.)                                               1,500              14

Cognizant Technology Solutions *                           3,900             165

Computer Sciences *                                        4,600             259

Convergys *                                                3,100              46

CSG Systems International *                                1,900              35

DST Systems *                                              2,500             130

EFunds *                                                   1,906              46

Electronic Data Systems                                   11,400             263

First Data                                                20,651             878

Fiserv *                                                   4,375             176

Forrester Research *                                       1,900              34

Global Payments (ss.)                                      1,280              75

Hewitt Associates, Class A *                               2,680              86

Igate Capital *                                            1,800               7

Indus International *(ss.)                                 2,700               6

Inforte *                                                    700               5

Intelligroup *(ss.)                                          200               0

Intrado *(ss.)                                               700               8

Iron Mountain *                                            2,975              91

Keane *                                                    1,456              21

Lightbridge *                                              1,678              10

Management Network Group *                                 5,900              14

Maximus *(ss.)                                             1,100              34

Medquist *(ss.)                                              600               9

MPS Group *                                                3,200              39

Paychex                                                    8,587             293

Pegasus Solutions *                                          550               7

Perot Systems, Class A *                                   2,500              40

Sabre Holdings                                             3,200              71

Safeguard Scientifics *                                    4,100               9

Sapient *(ss.)                                             6,000              47

Startek (ss.)                                              1,400              40

SunGard Data Systems *                                     6,100             173

Sykes Enterprises *                                        1,100               8

Syntel (ss.)                                               1,800              32

Titan *                                                    2,700              44

Total System Services (ss.)                                4,600             112

Unisys *                                                   7,500              76

                                                                           4,689

Office Electronics   0.1%

Xerox *                                                   19,700             335

Zebra Technologies *                                       1,650              93

Semiconductor & Semiconductor Equipment   2.8%

Actel *                                                    1,200              21

Advanced Energy Industries *(ss.)                          1,400              13

Advanced Micro Devices *(ss.)                              8,200             181

Agere Systems, Class A *                                  35,789              49

Altera *                                                   8,800             182

Amkor Technology *(ss.)                                    3,800              25

ANADIGICS *(ss.)                                           2,100               8

Analog Devices                                             8,300             306

Applied Materials *                                       38,478             658

Applied Micro Circuits *                                   9,842              41

Atmel *                                                   10,600              42

ATMI *(ss.)                                                1,000              23

Axcelis Technologies *                                     2,114              17

Broadcom, Class A *                                        7,700             249

Cabot Microelectronics *(ss.)                                964              39

CEVA *(ss.)                                                2,266              21

Cirrus Logic *(ss.)                                        4,400              24

Cognex                                                     1,300              36

Cohu                                                       1,900              35

Conexant Systems *                                        10,416              21

Credence Systems *(ss.)                                    1,300              12

Cymer *                                                      800              24

Cypress Semiconductor *(ss.)                               2,800              33

Diodes *(ss.)                                              1,650              37

DSP Group *                                                1,400              31

DuPont Photomasks *                                        1,400              37

Entegris *                                                 2,700              27

ESS Technology *(ss.)                                      2,100              15

Fairchild Semiconductor, Class A *                         2,600              42

FEI *(ss.)                                                 1,700              36

Freescale Semiconductor *                                  6,066             112

Freescale Semiconductor, Class A *(ss.)                    7,700             137

Helix Technology (ss.)                                     1,700              30

Integrated Circuit Systems *                               1,500              31

Integrated Device Technology *                             2,300              27

Integrated Silicon Solution *(ss.)                           900               7

Intel                                                    149,890           3,506

International Rectifier *                                  1,600              71

Intersil Holding, Class A                                  2,796              47

KLA-Tencor *                                               4,600             214

Kopin *                                                    2,000               8

Kulicke & Soffa *(ss.)                                     2,800              24

Lam Research *                                             3,000              87

Lattice Semiconductor *                                    1,800              10

Linear Technology                                          7,200             279

LSI Logic *(ss.)                                           8,306              45

LTX *(ss.)                                                 1,800              14

Mattson Technology *                                       2,000              22

Maxim Integrated Products                                  7,721             327

Micrel *                                                   3,200              35

Microchip Technology                                       4,464             119

Micron Technology *                                       14,300             177

Microsemi *                                                2,400              42

MIPS Technologies *                                        2,400              24

MKS Instruments *                                          1,113              21

Monolithic System Technology *                             2,100              13

Mykrolis *                                                 1,041              15

Nanometrics *(ss.)                                         1,500              24

National Semiconductor                                     9,100             163

Novellus Systems *                                         3,600             100

NVIDIA *                                                   3,700              87

Omnivision Technologies *(ss.)                             2,000              37

ON Semiconductor *                                         5,600              25

Pericom Semiconductor *                                    1,800              17

Pixelworks *(ss.)                                          1,100              12

Power Integrations *                                         700              14

QuickLogic *                                               6,700              19

Rambus *(ss.)                                              2,100              48

RF Micro Devices *(ss.)                                    5,300              36

Rudolph Technologies *                                     1,900              33

Semitool *(ss.)                                            1,300              12

Semtech *                                                  1,900              42

Silicon Laboratories *(ss.)                                1,900              67

Silicon Storage Technology *(ss.)                          2,400              14

Siliconix *                                                  700              26

Sipex *(ss.)                                               1,600               7

Skyworks Solutions *(ss.)                                  3,879              37

STATS ChipPAC ADR *(ss.)                                   2,271              14

Teradyne *                                                 4,200              72

Texas Instruments                                         40,200             990

Three-Five Systems *                                         500               1

Transmeta *(ss.)                                          22,200              36

TriQuint Semiconductor *                                   3,890              17

Varian Semiconductor Equipment *(ss.)                      1,000              37

Virage Logic *                                             1,800              33

Vitesse Semiconductor *(ss.)                               6,300              22

Xilinx                                                     8,900             264

Zoran *(ss.)                                               1,614              19

                                                                          10,054

Software   3.9%

Accelrys *                                                 1,000               8

Activision *                                               3,125              63

Adobe Systems                                              5,600             351

Advent Software *                                          1,300              27

Agile Software *                                           1,300              11

Ansoft *                                                   2,600              52

Ansys *                                                    2,000              64

Ascential Software *                                       2,075              34

Aspen Technology *(ss.)                                    1,600              10

Atari *(ss.)                                               2,700               8

Autodesk                                                   5,600             212

BEA Systems *                                              8,400              74

BMC Software *                                             5,000              93

Borland Software *                                         3,700              43

Cadence Design Systems *                                   6,400              88

Citrix Systems *                                           3,600              88

Computer Associates                                       13,357             415

Compuware *                                                8,400              54

Concord Communications *                                   2,700              30

E.piphany *                                                7,225              35

Electronic Arts *                                          6,900             426

Embarcadero *                                              1,400              13

EPlus *                                                    2,100              25

Evans & Sutherland Computer *                              2,200              15

FactSet Research Systems (ss.)                               700              41

Fair Isaac (ss.)                                           2,272              83

FileNet *                                                  1,400              36

Hyperion Solutions *                                         870              41

Informatica *                                              5,200              42

Internet Security Systems *                                2,500              58

Intuit *                                                   4,400             194

Jack Henry & Associates                                    2,800              56

JDA Software Group *(ss.)                                  2,700              37

Kronos *                                                   1,100              56

Macromedia *                                               1,580              49

Macrovision *                                              1,500              39

Magma Design Automation *                                  1,000              13

Manhattan Associates *(ss.)                                1,500              36

Manugistics Group *(ss.)                                   8,800              25

MapInfo *                                                  1,900              23

McAfee *                                                   3,337              97

Mentor Graphics *(ss.)                                     4,000              61

Mercury Interactive *                                      2,500             114

Micromuse *                                                5,000              28

Microsoft                                                252,150           6,735

Midway Games *(ss.)                                        2,839              30

Moldflow *                                                 1,900              30

Napster *(ss.)                                             6,313              59

NAVTEQ *                                                   1,800              83

NetIQ *                                                    2,868              35

NetScout Systems *                                         3,700              26

Novell *                                                   8,734              59

Nuance Communications *                                    1,200               5

ONYX Software *(ss.)                                       5,650              18

OPNET Technologies *(ss.)                                  2,800              24

Oracle *                                                 120,800           1,657

Parametric Technology *                                    5,500              32

Progress Software *                                        2,000              47

Quality Systems *(ss.)                                       800              48

Quest Software *                                           3,200              51

Red Hat *(ss.)                                             9,100             121

Renaissance Learning (ss.)                                 1,600              30

Reynolds & Reynolds                                        1,400              37

RSA Security *                                             2,600              52

Secure Computing *                                         3,600              36

SERENA Software *(ss.)                                     1,900              41

Siebel Systems *                                          11,800             124

Sybase *                                                   2,210              44

Symantec *                                                15,400             397

Synopsys *                                                 3,570              70

THQ *(ss.)                                                 2,250              52

TIBCO Software *                                           4,700              63

Ulticom *(ss.)                                             2,000              32

Vastera *(ss.)                                            10,000              26

VERITAS Software *                                         9,575             273

Verity *                                                   2,100              28

Viewpoint Corporation *                                    7,600              24

WatchGuard Technologies *                                  7,300              32

Wind River Systems *                                       3,272              44

Witness Systems *                                          1,600              28

                                                                          13,861

Total Information Technology                                              55,762


MATERIALS   3.3%

Chemicals   1.6%

A. Schulman                                                  600              13

Air Products and Chemicals                                 5,500             319

Airgas                                                     1,600              42

American Pacific *(ss.)                                      600               5

Arch Chemicals (ss.)                                         600              17

Cabot                                                      1,100              43

Calgon Carbon (ss.)                                        3,500              32

Crompton                                                   5,700              67

Cytec Industries                                             900              46

Dow Chemical                                              21,699           1,074

DuPont                                                    23,209           1,138

Eastman Chemical                                           2,000             116

Ecolab                                                     5,900             207

Engelhard                                                  3,200              98

Ferro                                                      2,100              49

FMC *                                                      1,000              48

Georgia Gulf                                               1,400              70

Great Lakes Chemical                                       1,100              31

H.B. Fuller                                                1,100              31

Hawkins Chemical (ss.)                                     2,200              26

Hercules *                                                 4,400              65

International Flavors & Fragrances                         2,100              90

Kronos Worldwide (ss.)                                     1,856              76

Lubrizol                                                     900              33

Lyondell Chemical                                          6,135             178

MacDermid                                                  1,200              43

Monsanto                                                   6,180             343

Mosaic *                                                   9,300             152

NL Industries                                              2,300              51

OMNOVA Solutions *                                         3,500              20

PPG Industries                                             4,100             280

Praxair                                                    7,700             340

Rohm & Haas                                                5,300             235

RPM                                                        2,300              45

Scotts, Class A *                                            700              52

Sensient Technologies (ss.)                                1,000              24

Sigma Aldrich                                              1,500              91

Spartech                                                     900              24

Terra Nitrogen *                                           2,600              58

Valhi (ss.)                                                3,100              50

Valspar                                                    1,200              60

W. R. Grace *(ss.)                                         1,500              20

                                                                           5,802

Construction Materials   0.1%

Eagle Materials (ss.)                                        766              66

Headwaters *(ss.)                                          1,200              34

Lafarge                                                    1,800              92

Martin Marietta Materials                                  1,300              70

Vulcan Materials                                           2,600             142

                                                                             404

Containers & Packaging   0.3%

Aptargroup                                                   900              47

Ball                                                       3,000             132

Bemis                                                      2,400              70

Caraustar *                                                1,400              23

Chesapeake Corp.                                             800              22

Crown Cork & Seal *                                        5,500              76

Longview Fibre                                             1,400              25

Myers Industries                                           3,560              46

Owens-Illinois *                                           3,300              75

Packaging Corp. of America                                 2,000              47

Pactiv *                                                   4,300             109

Rock-Tenn, Class A                                         2,700              41

Sealed Air *                                               1,900             101

Smurfit-Stone Container *                                  5,690             106

Sonoco Products                                            1,900              56

Temple-Inland                                              1,200              82

                                                                           1,058

Metals & Mining   0.9%

AK Steel *(ss.)                                            3,600              52

Alcoa                                                     21,120             664

Allegheny Technologies                                     3,250              70

Alliance Resource Partners *(ss.)                            600              44

Arch Coal                                                  1,446              51

Carpenter Technology                                       1,200              70

Coeur d'Alene Mines *(ss.)                                 7,900              31

Commercial Metals                                          1,700              86

CONSOL Energy                                              3,000             123

Freeport McMoRan Copper Gold (ss.)                         4,300             164

GrafTech International *                                   3,900              37

Hecla Mining *(ss.)                                        6,300              37

International Steel Group *(ss.)                           2,500             101

Massey (ss.)                                               2,300              80

Newmont Mining                                             9,800             435

Nucor                                                      3,400             178

Peabody Energy                                             1,700             138

Phelps Dodge                                               2,228             220

Quanex                                                       600              41

Royal Gold (ss.)                                           1,900              35

Ryerson Tull (ss.)                                         2,200              35

Southern Peru Copper (ss.)                                 1,800              85

Stillwater Mining *                                        2,805              32

USX-U.S. Steel Group                                       2,800             144

Worthington Industries                                     3,400              67

                                                                           3,020

Paper & Forest Products   0.4%

Badger Paper Mills *                                       1,200               5

Bowater                                                    1,400              62

Buckeye Technologies *                                     2,900              38

FiberMark *                                               13,600               0

Georgia-Pacific                                            5,940             223

International Paper                                       11,484             482

Louisiana Pacific                                          3,300              88

MeadWestvaco                                               4,252             144

Neenah Paper *                                               354              12

P. H. Glatfelter                                             900              14

Pope & Talbot                                              1,700              29

Potlatch                                                     800              40

Schweitzer Mauduit                                           400              14

Wausau-Mosinee Paper                                       2,100              37

Weyerhaeuser                                               4,800             323

                                                                           1,511

Total Materials                                                           11,795

TELECOMMUNICATION SERVICES   2.8%

Diversified Telecommunication Services   2.4%

Alltel                                                     7,300             429

AT&T                                                      18,223             347

Atlantic Tele Network                                      1,600             52

BellSouth                                                 42,500           1,181

Centurytel                                                 2,575              91

Cincinnati Bell *                                         10,148              42

Citizens Communications                                    5,940              82

Commonwealth Telephone Enterprises *(ss.)                    700              35

Covista Communications *                                   3,500               7

CT Communications (ss.)                                    1,700              21

D&E Communications (ss.)                                   1,249              15

General Communications, Class A *                          2,400              26

IDT *                                                      1,700              25

Level 3 Communications *(ss.)                             15,000              51

MCI *                                                      7,300             147

NTL *                                                      2,200             161

Qwest Communications *                                    39,925             177

SBC Communications                                        77,097           1,987

Sprint                                                    34,100             847

Time Warner Telecom, Class A *                             3,300              14

US LEC, Class A *(ss.)                                     8,300              27

Verizon Communications                                    64,060           2,595

                                                                           8,359

Wireless Telecommunication Services   0.4%

@Road *                                                    4,600              32

Aether Systems *(ss.)                                      1,250               4

Alamosa Holdings *(ss.)                                    5,700              71

American Tower Systems, Class A *                          4,400              81

Boston Communications Group *                              1,500              14

Centennial Communications *                                6,200              49

Crown Castle International *                               4,800              80

EMS Technologies *                                           900              15

Metro One Telecommunications *(ss.)                        6,850              11

Nextel Communications, Class A *                          24,800             744

Nextel Partners, Class A *                                 5,000              98

Price Communications                                       2,285              43

Spectrasite *                                                900              52

Telephone and Data Systems                                 1,200              92

Triton PCS, Class A *                                      3,600              12

U. S. Cellular *                                           1,800              81

Western Wireless, Class A *                                2,400              70

Wireless Facilities *(ss.)                                 3,300              31

                                                                           1,580

Total Telecommunication Services                                           9,939


UTILITIES   2.9%

Electric Utilities   1.8%

Allegheny Energy *(ss.)                                    4,100              81

ALLETE                                                       633              23

Alliant                                                    2,200              63

Ameren                                                     3,600             180

American Electric Power                                    8,440             290

CenterPoint Energy                                         7,500              85

Central Vermont Public Service                             1,300              30

CH Energy Group (ss.)                                        600              29

CINergy                                                    4,200             175

Cleco                                                      2,000              40

Consolidated Edison                                        4,800             210

DPL                                                        3,600              90

DQE (ss.)                                                  1,700              32

DTE Energy                                                 3,749             162

Edison International                                       6,800             218

El Paso Electric *                                         1,700              32

Empire District Electronics (ss.)                          1,300              29

Entergy                                                    4,800             324

Exelon                                                    15,624             689

FirstEnergy                                                7,560             299

FPL Group                                                  4,200             314

Great Plains Energy (ss.)                                  2,200              67

Hawaiian Electric Industries (ss.)                         2,100              61

IdaCorp (ss.)                                              1,300              40

Madison Gas and Electric                                   1,300              47

Northeast Utilities                                        2,900              55

NSTAR                                                      1,300              71

OGE Energy                                                 1,900              50

Otter Tail                                                 1,100              28

PG&E *                                                    10,100             336

Pinnacle West Capital                                      2,300             102

Potomac Electric Power                                     4,300              92

PPL                                                        4,300             229

Progress Energy                                            5,230             237

Public Service of New Mexico                               2,050              52

Puget Energy                                               2,900              72

Sierra Pacific Resources *(ss.)                            5,600              59

Southern Company                                          17,700             593

Teco Energy (ss.)                                          4,000              61

TXU                                                        7,100             458

Unisource Energy (ss.)                                     1,200              29

United Illuminating (ss.)                                    600              31

Westar Energy                                              1,900              43

Wisconsin Energy                                           2,200              74

WPS Resources                                              1,300              65

XCEL Energy (ss.)                                          9,330             170

                                                                           6,517

Gas Utilities   0.2%

Atmos Energy                                               2,000              55

Cascade Natural Gas                                        1,300              28

KeySpan                                                    4,100             162

Laclede Gas                                                1,100              34

NICOR (ss.)                                                1,000              37

NiSource                                                   6,408             146

Peoples Energy (ss.)                                       1,400              61

Piedmont Natural Gas (ss.)                                 2,500              58

Southern Union (ss.)                                       2,610              63

UGI                                                        1,600              65

Washington Gas Light                                       1,400              43

Multi-Utilities & Unregulated Power   0.8%

AES *                                                     15,855             217

Aquila *(ss.)                                             10,100              37

Avista                                                     2,000              35

Calpine *(ss.)                                             9,800              39

CMS Energy *                                               5,900              62

Constellation Energy Group                                 3,600             157

Dominion Resources                                         7,420             503

Duke Energy                                               22,000             557

Dynegy, Class A *(ss.)                                     9,136              42

Energy East                                                2,700              72

Equitable Resources                                        1,400              85

MDU Resources Group                                        2,300              62

National Fuel Gas Company                                  2,000              57

NRG Energy *                                               1,700              61

ONEOK                                                      3,000              85

Public Service Enterprise                                  5,600             290

Questar                                                    2,200             112

Reliant Resources *                                        6,937              95

SCANA                                                      2,468              97

Sempra Energy                                              5,351             196

Vectren                                                    2,500              67

                                                                           2,928

Water Utilities   0.1%

Aqua America                                               3,243              80

California Water Service Group (ss.)                       1,100              41

                                                                             121

Total Utilities                                                           10,318

Total Common Stocks (Cost  $296,376)                                     348,320


CONVERTIBLE PREFERRED STOCKS   0.0%

Simon Property Group *                                       390              23

Total Convertible Preferred Stocks (Cost  $21)                                23

SHORT-TERM INVESTMENTS   2.2%

Money Market Fund   2.0%

T. Rowe Price Reserve Investment Fund, 2.28% #!        7,086,126           7,086

                                                                           7,086

U.S. Treasury Obligations   0.2%

U.S. Treasury Bills, 2.00%, 1/27/05 ++                   580,000             579

                                                                             579

Total Short-Term Investments (Cost  $7,665)                                7,665

SECURITIES LENDING COLLATERAL   7.0%

Money Market Trust   7.0%

State Street Bank and Trust Company of New Hampshire

N.A. Securities Lending Quality Trust units, 2.28% #  24,757,978          24,758


Total Securities Lending Collateral (Cost  $24,758)                       24,758

FUTURES CONTRACTS   0.0%

Variation margin receivable (payable) on open futures contracts(2)           (2)

Total Futures Contracts                                                      (2)

Total Investments in Securities

107.0% of Net Assets (Cost $328,820)                                    $380,764

 (1)    Denominated in U.S. dollars unless otherwise noted

   #    Seven-day yield

   *    Non-income producing

(ss.) All or a portion of this security is on loan at December 31, 2004 -- See Note 2

  ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2004.

   !    Affiliated company -- See Note 4

   @ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

 ADR    American Depository Receipts

REIT    Real Estate Investment Trust

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

(2) Open Futures Contracts at December 31, 2004 were as follows:
($ 000s)
                                                         Contract    Unrealized
                                            Expiration     Value     Gain (Loss)
                                            ----------     -----     -----------

Long, 11 S&P 500 contracts,
$189 par of 2.00%, U.S. Treasury Bills
pledged as initial margin                      3/05      $  3,338          $  90

Long, 2 S&P Mid-Cap 400 contracts,
$30 par of 2.00%, U.S. Treasury Bills
pledged as initial margin                      3/05           665             27

Long, 2 S&P Mid-Cap 400 Mini contracts,
$6 par of 2.00%, U.S. Treasury Bills
pledged as initial margin                      3/05           133              5

Long, 5 Russell 2000 Mini contracts,
$15 par of 2.00%, U.S. Treasury Bills
pledged as initial margin                      3/05           327              5

Long, 1 Russell 2000 contracts,
$15 par of 2.00%, U.S. Treasury Bills
pledged as initial margin                      3/05           327             10

Long, 48 S&P Mini 500 contracts,
$165 par of 2.00%, U.S. Treasury Bills
pledged as initial margin                      3/05         2,913             67

Net payments (receipts) of variation
margin to date                                                             (206)

Variation margin receivable (payable)
on open futures contracts                                                 $  (2)
                                                                          -----


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
                                                               December 31, 2004
Statement of Assets and Liabilities
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $7,086)                            $         7,086

  Non-affiliated companies (cost $321,734)                              373,678

  Total investments in securities                                       380,764

Other assets                                                                877

Total assets                                                            381,641

Liabilities

Obligation to return securities lending collateral                       24,758

Other liabilities                                                           868

Total liabilities                                                        25,626

NET ASSETS                                                      $       356,015
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $           183

Undistributed net realized gain (loss)                                  (20,584)

Net unrealized gain (loss)                                               52,152

Paid-in-capital applicable to 27,816,695 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      324,264

NET ASSETS                                                      $       356,015
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         12.80
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

Statement of Operations
$ 000s)
                                                                            Year
                                                                           Ended
                                                                        12/31/04
Investment Income (Loss)

Income

  Dividend                                                      $         5,809

  Securities lending                                                         46

  Interest                                                                   10

  Total income                                                            5,865

Investment management and administrative expense                          1,276

Net investment income (loss)                                              4,589

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (1,737)

  Futures                                                                   800

  Net realized gain (loss)                                                 (937)

Change in net unrealized gain (loss)

  Securities                                                             34,476

  Futures                                                                   (89)

  Change in net unrealized gain (loss)                                   34,387

Net realized and unrealized gain (loss)                                  33,450

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $        38,039
                                                                ---------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
($ 000s)

                                                               Year
                                                              Ended
                                                           12/31/04      2/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                         $     4,589  $     2,922

  Net realized gain (loss)                                    (937)         164

  Change in net unrealized gain (loss)                      34,387       63,153

  Increase (decrease) in net assets from operations         38,039       66,239

Distributions to shareholders

  Net investment income                                     (4,406)      (3,015)

Capital share transactions *

  Shares sold                                               72,310       94,263

  Distributions reinvested                                   4,165        2,844

  Shares redeemed                                          (48,072)     (34,056)

  Redemption fees received                                      12           12

  Increase (decrease) in net assets from capital
  share transactions                                        28,415       63,063

Net Assets

Increase (decrease) during period                           62,048      126,287

Beginning of period                                        293,967      167,680

End of period                                          $   356,015  $   293,967
                                                       -------------------------
(Including undistributed net investment income of $183 at 12/31/04 and $0 at 12/31/03)

*Share information

    Shares sold                                              6,090        9,798

    Distributions reinvested                                   330          255

    Shares redeemed                                         (4,056)      (3,416)

    Increase (decrease) in shares outstanding                2,364        6,637

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
                                                               December 31, 2004
Notes to Financial Statements

Note 1 - Significant Accounting Policies

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Dow Jones Wilshire 5000 Composite Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices.

Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Redemption Fees
A 0.5% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from thesale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis. During the year ended December 31, 2004, the fund received a one-time special dividend on a security held in its portfolio (Microsoft Corp.). The dividend, which totaled $777,000, represents 13.4% of dividend income reflected in the accompanying financial statements and is not expected to recur.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2004, the value of loaned securities was $24,070,000; aggregate collateral consisted of $24,758,000 in the money market pooled trust and U.S. government securities valued at $42,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $46,247,000 and $16,250,000, respectively, for the year ended December 31, 2004.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2004 totaled $4,406,000 and were characterized as ordinary income for tax purposes. At December 31, 2004, the tax-basis components of net assets were as follows:

Unrealized appreciation                                            $ 82,537,000

Unrealized depreciation                                             (30,695,000)

Net unrealized appreciation (depreciation)                           51,842,000

Undistributed ordinary income                                           183,000

Capital loss carryforwards                                          (20,274,000)

Paid-in capital                                                      324,264,000

Net assets                                                         $ 356,015,000
                                                                   -------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2004, the fund had $6,052,000 of capital loss carryforwards that expire in 2009, $13,059,000 that expire in 2010, and $1,163,000 that expire in 2012.

At December 31, 2004, the cost of investments for federal income tax purposes was $329,130,000.

Note 4- Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2004, $177,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2004, dividend income from the Reserve Funds totaled $90,000, and the value of shares of the Reserve Funds held at December 31, 2004 and December 31, 2003 was $7,086,000 and $6,968,000, respectively.

As of December 31, 2004, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 152,943 shares of the fund, representing less than 1% of the fund's net assets.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Total Equity Market Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Total Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2005

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 12/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $4,589,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $4,589,000 of the fund's income qualifies for the dividends-received deduction.

Information on Proxy Voting Policies, Procedures, and Records
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees, expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected *                Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
1994

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
1994                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc. (1999-2003);
2003                          Managing Director and Head of International
                              Private Banking, Bankers Trust (1996-1999);
                              Director, Eli Lilly and Company and Georgia
                              Pacific (5/04 to present)

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,Inc.,
(1934)                        consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(1946)                        real estate investment company; Partner,
2001                          Blackstone Real Estate Advisors, L.P.; Director,
                              AMLI Residential Properties Trust and The Rouse
                              Company, real estate developers

*Each independent director oversees 112 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price and
(1953)                        T. Rowe Price Group, Inc.; Director, T. Rowe
1997                          Price Global Investment Services Limited and
[43]                          T. Rowe Price International, Inc.

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(1943)                        Chairman of the Board, Director, and Vice
1990                          President, T. Rowe Price Group, Inc.; Chairman of
[112]                         the Board and Director, T. Rowe Price Global Asset
                              Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, Index Trust

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served           Principal Occupation(s)

Jeanne M. Aldave (1971)            Assistant Vice President, T. Rowe Price
Vice President, Index Trust

E. Frederick Bair, CFA, CPA (1969) Vice President, T. Rowe Price and
Executive Vice President,          T. Rowe Price Trust Company
Index Trust

Stephen V. Booth, CPA (1961)       Vice President, T. Rowe Price, T. Rowe Price
Vice President, Index Trust        Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (1960)           Vice President, T. Rowe Price, T. Rowe Price
Treasurer, Index Trust             Group, Inc., T. Rowe Price Investment
                                   Services, Inc., and T. Rowe Price Trust
                                   Company

Wendy R. Diffenbaugh (1953)        Vice President, T. Rowe Price
Vice President, Index Trust

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served           Principal Occupation(s)

Roger L. Fiery III, CPA (1959)     Vice President, T. Rowe Price, T. Rowe Price
Vice President, Index Trust        Group, Inc., T. Rowe Price International,
                                   Inc., and T. Rowe Price Trust Company

John R. Gilner (1961)              Chief Compliance Officer and Vice President,
Chief Compliance Officer,          T. Rowe Price; Vice President, T. Rowe Price
Index Trust                        Investment Services, Inc., and T. Rowe Price
                                   Group, Inc

Gregory S. Golczewski (1966)       Vice President, T. Rowe Price and T. Rowe
Vice President, Index Trust        Price Trust Company

Ann M. Holcomb, CFA (1972)         Vice President, T. Rowe Price
Vice President, Index Trust

Henry H. Hopkins (1942)            Director and Vice President, T. Rowe Price
Vice President, Index Trust        Investment Services, Inc., T. Rowe Price
                                   Services, Inc., and T. Rowe Price Trust
                                   Company; Vice President, T. Rowe Price,
                                   T. Rowe Price Group, Inc., T. Rowe Price
                                   International, Inc., and T. Rowe Price
                                   Retirement Plan Services, Inc.

Patricia B. Lippert (1953)         Assistant Vice President, T. Rowe Price and
Secretary, Index Trust             T. Rowe Price Investment Services, Inc.

Sudhir Nanda, PhD, CFA (1959)      Vice President, T. Rowe Price and T. Rowe
Vice President, Index Trust        Price Group, Inc.

Ken D.  Uematsu, CFA (1966)        Employee, T. Rowe Price
Assistant Vice President,
 Index Trust

Julie L. Waples (1970)             Vice President, T. Rowe Price
Vice President, Index Trust

Richard T. Whitney, CFA (1958)     Vice President, T. Rowe Price, T. Rowe Price
President, Index Trust             Group, Inc., T. Rowe Price International,
                                   Inc., and T. Rowe Price Trust Company

Mary C. Wojciechowski, CFA (1962)  Vice President, T. Rowe Price and T. Rowe
Vice President, Index Trust        Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.


Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,336                $8,153
     Audit-Related Fees                       1,033                   472
     Tax Fees                                 1,990                 2,117
     All Other Fees                               -                   124

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $903,000 and $821,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     February 18, 2005